Schedule III Real Estate and Accumulated Depreciation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Property	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,311,065
Initial Cost, Land and Land Improvements	2,911,396
Initial Cost, Building and Building Improvements	16,388,901
Total	19,852,705	$ 21,061,744	$ 23,161,692
Accumulated Depreciation	(2,117,764)	$ (1,578,637)	$ (1,013,703)
Total	19,580,184
Accumulated Depreciation	(1,961,647)
Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	54,324
Gross Amounts, Land and Land Improvements	2,965,720
Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	225,563
Gross Amounts, Building and Building Improvements	16,614,464
Multifamily Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,075,399
Initial Cost, Land and Land Improvements	1,946,385
Initial Cost, Building and Building Improvements	12,325,962
Gross Amounts, Land and Land Improvements	2,001,707
Gross Amounts, Building and Building Improvements	12,490,457
Total	14,492,164
Accumulated Depreciation	$ (1,467,446)
Multifamily Properties | Phoenix Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Mesa, AZ
Encumbrances	$ 43,542
Initial Cost, Land and Land Improvements	9,472
Initial Cost, Building and Building Improvements	35,909
Gross Amounts, Land and Land Improvements	6,715
Gross Amounts, Building and Building Improvements	37,819
Total	44,534
Accumulated Depreciation	$ (6,436)
Year Acquired	Dec. 31, 2019
Multifamily Properties | Cascades Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Charlotte, NC
Encumbrances	$ 72,195
Initial Cost, Land and Land Improvements	12,711
Initial Cost, Building and Building Improvements	92,689
Gross Amounts, Land and Land Improvements	10,651
Gross Amounts, Building and Building Improvements	95,100
Total	105,751
Accumulated Depreciation	$ (14,279)
Year Acquired	Dec. 31, 2019
Multifamily Properties | Exchange on Erwin
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Durham, NC
Encumbrances	$ 50,542
Initial Cost, Land and Land Improvements	18,313
Initial Cost, Building and Building Improvements	54,839
Gross Amounts, Land and Land Improvements	17,772
Gross Amounts, Building and Building Improvements	55,114
Total	72,886
Accumulated Depreciation	$ (8,469)
Year Acquired	Dec. 31, 2019
Multifamily Properties | Avida Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Salt Lake City, UT
Encumbrances	$ 56,355
Initial Cost, Land and Land Improvements	8,018
Initial Cost, Building and Building Improvements	73,763
Gross Amounts, Land and Land Improvements	8,214
Gross Amounts, Building and Building Improvements	75,628
Total	83,842
Accumulated Depreciation	$ (11,221)
Year Acquired	Dec. 31, 2019
Multifamily Properties | Kalina Way
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Salt Lake City, UT
Encumbrances	$ 57,928
Initial Cost, Land and Land Improvements	7,101
Initial Cost, Building and Building Improvements	74,739
Gross Amounts, Land and Land Improvements	7,601
Gross Amounts, Building and Building Improvements	75,242
Total	82,843
Accumulated Depreciation	$ (10,895)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 55,322
Multifamily Properties | Land and Land Improvements | Phoenix Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,757)
Multifamily Properties | Land and Land Improvements | Cascades Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,060)
Multifamily Properties | Land and Land Improvements | Exchange on Erwin
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(541)
Multifamily Properties | Land and Land Improvements | Avida Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	196
Multifamily Properties | Land and Land Improvements | Kalina Way
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	500
Multifamily Properties | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	164,495
Multifamily Properties | Building and Building Improvements | Phoenix Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,910
Multifamily Properties | Building and Building Improvements | Cascades Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,411
Multifamily Properties | Building and Building Improvements | Exchange on Erwin
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	275
Multifamily Properties | Building and Building Improvements | Avida Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,865
Multifamily Properties | Building and Building Improvements | Kalina Way
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 503
Multifamily Properties | South Florida Multifamily Portfolio | Bella Vista
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Boca Raton, FL
Encumbrances	$ 95,500
Initial Cost, Land and Land Improvements	13,144
Initial Cost, Building and Building Improvements	125,094
Gross Amounts, Land and Land Improvements	17,131
Gross Amounts, Building and Building Improvements	122,140
Total	139,271
Accumulated Depreciation	$ (11,030)
Year Acquired	Dec. 31, 2021
Multifamily Properties | South Florida Multifamily Portfolio | Stonybrook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Boynton Beach, FL
Encumbrances	$ 67,600
Initial Cost, Land and Land Improvements	12,346
Initial Cost, Building and Building Improvements	81,036
Gross Amounts, Land and Land Improvements	13,086
Gross Amounts, Building and Building Improvements	82,695
Total	95,781
Accumulated Depreciation	$ (7,961)
Year Acquired	Dec. 31, 2021
Multifamily Properties | South Florida Multifamily Portfolio | Centro Sunforest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Davie, FL
Encumbrances	$ 103,300
Initial Cost, Land and Land Improvements	25,015
Initial Cost, Building and Building Improvements	152,738
Gross Amounts, Land and Land Improvements	21,431
Gross Amounts, Building and Building Improvements	154,374
Total	175,805
Accumulated Depreciation	$ (14,614)
Year Acquired	Dec. 31, 2021
Multifamily Properties | South Florida Multifamily Portfolio | Land and Land Improvements | Bella Vista
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 3,987
Multifamily Properties | South Florida Multifamily Portfolio | Land and Land Improvements | Stonybrook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	740
Multifamily Properties | South Florida Multifamily Portfolio | Land and Land Improvements | Centro Sunforest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(3,584)
Multifamily Properties | South Florida Multifamily Portfolio | Building and Building Improvements | Bella Vista
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,954)
Multifamily Properties | South Florida Multifamily Portfolio | Building and Building Improvements | Stonybrook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,659
Multifamily Properties | South Florida Multifamily Portfolio | Building and Building Improvements | Centro Sunforest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,636
Multifamily Properties | SEG Multifamily Portfolio | Alta Mill Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Austell, GA
Encumbrances	$ 62,965
Initial Cost, Land and Land Improvements	13,213
Initial Cost, Building and Building Improvements	82,343
Gross Amounts, Land and Land Improvements	12,414
Gross Amounts, Building and Building Improvements	95,579
Total	107,993
Accumulated Depreciation	$ (11,110)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Estate on Quarry Lake Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Austin, TX
Encumbrances	$ 45,403
Initial Cost, Land and Land Improvements	9,565
Initial Cost, Building and Building Improvements	59,725
Gross Amounts, Land and Land Improvements	7,121
Gross Amounts, Building and Building Improvements	72,582
Total	79,703
Accumulated Depreciation	$ (8,135)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Brunswick, GA
Encumbrances	$ 35,823
Initial Cost, Land and Land Improvements	7,529
Initial Cost, Building and Building Improvements	47,011
Gross Amounts, Land and Land Improvements	8,503
Gross Amounts, Building and Building Improvements	52,963
Total	61,466
Accumulated Depreciation	$ (8,105)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Lodge at Mallard Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Charlotte, NC
Encumbrances	$ 35,524
Initial Cost, Land and Land Improvements	7,816
Initial Cost, Building and Building Improvements	48,785
Gross Amounts, Land and Land Improvements	6,559
Gross Amounts, Building and Building Improvements	58,429
Total	64,988
Accumulated Depreciation	$ (7,014)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Brook Valley Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Douglasville, GA
Encumbrances	$ 22,951
Initial Cost, Land and Land Improvements	4,837
Initial Cost, Building and Building Improvements	30,158
Gross Amounts, Land and Land Improvements	5,437
Gross Amounts, Building and Building Improvements	34,336
Total	39,773
Accumulated Depreciation	$ (4,509)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Everett, WA
Encumbrances	$ 137,405
Initial Cost, Land and Land Improvements	31,576
Initial Cost, Building and Building Improvements	198,984
Gross Amounts, Land and Land Improvements	29,616
Gross Amounts, Building and Building Improvements	227,677
Total	257,293
Accumulated Depreciation	$ (22,939)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Towne Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Gainesville, GA
Encumbrances	$ 15,766
Initial Cost, Land and Land Improvements	3,307
Initial Cost, Building and Building Improvements	20,549
Gross Amounts, Land and Land Improvements	4,638
Gross Amounts, Building and Building Improvements	22,855
Total	27,493
Accumulated Depreciation	$ (2,973)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Icon on the Greenway
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Gastonia, NC
Encumbrances	$ 24,747
Initial Cost, Land and Land Improvements	5,110
Initial Cost, Building and Building Improvements	31,932
Gross Amounts, Land and Land Improvements	3,414
Gross Amounts, Building and Building Improvements	38,740
Total	42,154
Accumulated Depreciation	$ (4,954)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Woodland Park Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Greensboro, NC
Encumbrances	$ 18,173
Initial Cost, Land and Land Improvements	3,484
Initial Cost, Building and Building Improvements	27,201
Gross Amounts, Land and Land Improvements	5,041
Gross Amounts, Building and Building Improvements	24,533
Total	29,574
Accumulated Depreciation	$ (3,856)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Estates at Bellwood Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Greenville, SC
Encumbrances	$ 15,267
Initial Cost, Land and Land Improvements	3,266
Initial Cost, Building and Building Improvements	20,401
Gross Amounts, Land and Land Improvements	3,851
Gross Amounts, Building and Building Improvements	22,772
Total	26,623
Accumulated Depreciation	$ (3,558)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Audubon Park Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Hanahan, SC
Encumbrances	$ 26,144
Initial Cost, Land and Land Improvements	5,397
Initial Cost, Building and Building Improvements	33,706
Gross Amounts, Land and Land Improvements	5,190
Gross Amounts, Building and Building Improvements	39,121
Total	44,311
Accumulated Depreciation	$ (4,860)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Waterford Landing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Hermitage, TN
Encumbrances	$ 25,745
Initial Cost, Land and Land Improvements	5,616
Initial Cost, Building and Building Improvements	64,899
Gross Amounts, Land and Land Improvements	4,549
Gross Amounts, Building and Building Improvements	42,146
Total	46,695
Accumulated Depreciation	$ (5,072)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	High Point, NC
Encumbrances	$ 33,187
Initial Cost, Land and Land Improvements	5,848
Initial Cost, Building and Building Improvements	36,515
Gross Amounts, Land and Land Improvements	5,331
Gross Amounts, Building and Building Improvements	41,988
Total	47,319
Accumulated Depreciation	$ (5,980)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Northtowne Village Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Hixson, TN
Encumbrances	$ 17,463
Initial Cost, Land and Land Improvements	3,621
Initial Cost, Building and Building Improvements	41,985
Gross Amounts, Land and Land Improvements	3,317
Gross Amounts, Building and Building Improvements	26,512
Total	29,829
Accumulated Depreciation	$ (3,363)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Revival on Main
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Kennesaw, GA
Encumbrances	$ 47,897
Initial Cost, Land and Land Improvements	9,920
Initial Cost, Building and Building Improvements	61,794
Gross Amounts, Land and Land Improvements	7,657
Gross Amounts, Building and Building Improvements	73,613
Total	81,270
Accumulated Depreciation	$ (7,026)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Knoxville, TN
Encumbrances	$ 138,503
Initial Cost, Land and Land Improvements	29,131
Initial Cost, Building and Building Improvements	337,357
Gross Amounts, Land and Land Improvements	35,399
Gross Amounts, Building and Building Improvements	204,983
Total	240,382
Accumulated Depreciation	$ (31,339)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Lee's Crossing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	La Grange, GA
Encumbrances	$ 28,738
Initial Cost, Land and Land Improvements	6,053
Initial Cost, Building and Building Improvements	37,698
Gross Amounts, Land and Land Improvements	6,935
Gross Amounts, Building and Building Improvements	43,793
Total	50,728
Accumulated Depreciation	$ (6,218)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Durant at Sugarloaf Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lawrenceville, GA
Encumbrances	$ 39,914
Initial Cost, Land and Land Improvements	8,390
Initial Cost, Building and Building Improvements	52,333
Gross Amounts, Land and Land Improvements	12,910
Gross Amounts, Building and Building Improvements	55,177
Total	68,087
Accumulated Depreciation	$ (7,708)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Racquet Club
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lexington, KY
Encumbrances	$ 34,027
Initial Cost, Land and Land Improvements	8,663
Initial Cost, Building and Building Improvements	53,959
Gross Amounts, Land and Land Improvements	11,226
Gross Amounts, Building and Building Improvements	61,394
Total	72,620
Accumulated Depreciation	$ (8,005)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Nickel Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lynnwood, WA
Encumbrances	$ 33,229
Initial Cost, Land and Land Improvements	8,062
Initial Cost, Building and Building Improvements	50,855
Gross Amounts, Land and Land Improvements	7,504
Gross Amounts, Building and Building Improvements	60,288
Total	67,792
Accumulated Depreciation	$ (5,995)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Northwood Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Macon, GA
Encumbrances	$ 20,955
Initial Cost, Land and Land Improvements	4,400
Initial Cost, Building and Building Improvements	27,497
Gross Amounts, Land and Land Improvements	4,721
Gross Amounts, Building and Building Improvements	31,207
Total	35,928
Accumulated Depreciation	$ (4,587)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Falls at Sope Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Marietta, GA
Encumbrances	$ 60,171
Initial Cost, Land and Land Improvements	12,667
Initial Cost, Building and Building Improvements	78,943
Gross Amounts, Land and Land Improvements	12,569
Gross Amounts, Building and Building Improvements	92,031
Total	104,600
Accumulated Depreciation	$ (10,049)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Ashmore Bridge Estates Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Mauldin, SC
Encumbrances	$ 27,341
Initial Cost, Land and Land Improvements	5,548
Initial Cost, Building and Building Improvements	42,280
Gross Amounts, Land and Land Improvements	6,227
Gross Amounts, Building and Building Improvements	39,472
Total	45,699
Accumulated Depreciation	$ (5,937)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Waterstone at Murietta Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Murieta, CA
Encumbrances	$ 83,122
Initial Cost, Land and Land Improvements	18,884
Initial Cost, Building and Building Improvements	117,823
Gross Amounts, Land and Land Improvements	17,987
Gross Amounts, Building and Building Improvements	136,603
Total	154,590
Accumulated Depreciation	$ (15,472)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Wyndchase Bellevue Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Nashville, TN
Encumbrances	$ 31,233
Initial Cost, Land and Land Improvements	6,531
Initial Cost, Building and Building Improvements	75,691
Gross Amounts, Land and Land Improvements	3,969
Gross Amounts, Building and Building Improvements	50,624
Total	54,593
Accumulated Depreciation	$ (5,498)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Woodland Crossing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	New Bern, NC
Encumbrances	$ 23,849
Initial Cost, Land and Land Improvements	5,261
Initial Cost, Building and Building Improvements	32,819
Gross Amounts, Land and Land Improvements	3,415
Gross Amounts, Building and Building Improvements	39,904
Total	43,319
Accumulated Depreciation	$ (5,198)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Ranchstone
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Parker, CO
Encumbrances	$ 74,540
Initial Cost, Land and Land Improvements	17,012
Initial Cost, Building and Building Improvements	126,989
Gross Amounts, Land and Land Improvements	9,264
Gross Amounts, Building and Building Improvements	132,122
Total	141,386
Accumulated Depreciation	$ (14,700)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Gio Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Plano, TX
Encumbrances	$ 86,714
Initial Cost, Land and Land Improvements	22,546
Initial Cost, Building and Building Improvements	140,590
Gross Amounts, Land and Land Improvements	14,685
Gross Amounts, Building and Building Improvements	135,336
Total	150,021
Accumulated Depreciation	$ (19,470)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Grande Oaks
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Roswell, GA
Encumbrances	$ 44,504
Initial Cost, Land and Land Improvements	9,373
Initial Cost, Building and Building Improvements	58,394
Gross Amounts, Land and Land Improvements	9,616
Gross Amounts, Building and Building Improvements	59,328
Total	68,944
Accumulated Depreciation	$ (7,635)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Brandemere
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Salem, NC
Encumbrances	$ 29,425
Initial Cost, Land and Land Improvements	5,274
Initial Cost, Building and Building Improvements	32,967
Gross Amounts, Land and Land Improvements	6,038
Gross Amounts, Building and Building Improvements	37,282
Total	43,320
Accumulated Depreciation	$ (5,641)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Savannah, GA
Encumbrances	$ 57,876
Initial Cost, Land and Land Improvements	11,943
Initial Cost, Building and Building Improvements	82,787
Gross Amounts, Land and Land Improvements	10,414
Gross Amounts, Building and Building Improvements	86,587
Total	97,001
Accumulated Depreciation	$ (11,194)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Smoky Crossing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Seymour, TN
Encumbrances	$ 50,591
Initial Cost, Land and Land Improvements	10,371
Initial Cost, Building and Building Improvements	120,337
Gross Amounts, Land and Land Improvements	10,303
Gross Amounts, Building and Building Improvements	75,784
Total	86,087
Accumulated Depreciation	$ (10,419)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Grove Veridian
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Spartanburg, NC
Encumbrances	$ 12,074
Initial Cost, Land and Land Improvements	2,555
Initial Cost, Building and Building Improvements	15,966
Gross Amounts, Land and Land Improvements	2,918
Gross Amounts, Building and Building Improvements	17,813
Total	20,731
Accumulated Depreciation	$ (2,718)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Patriot Point
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Spring Lake, NC
Encumbrances	$ 18,886
Initial Cost, Land and Land Improvements	3,238
Initial Cost, Building and Building Improvements	20,253
Gross Amounts, Land and Land Improvements	3,513
Gross Amounts, Building and Building Improvements	22,879
Total	26,392
Accumulated Depreciation	$ (3,441)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Retreat at Hidden Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	St. Marys, GA
Encumbrances	$ 15,167
Initial Cost, Land and Land Improvements	3,170
Initial Cost, Building and Building Improvements	19,810
Gross Amounts, Land and Land Improvements	2,875
Gross Amounts, Building and Building Improvements	23,033
Total	25,908
Accumulated Depreciation	$ (3,146)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Waldorf, MD
Encumbrances	$ 259,942
Initial Cost, Land and Land Improvements	57,581
Initial Cost, Building and Building Improvements	359,089
Gross Amounts, Land and Land Improvements	94,789
Gross Amounts, Building and Building Improvements	381,432
Total	476,221
Accumulated Depreciation	$ (52,346)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Warner Robins, GA
Encumbrances	$ 38,916
Initial Cost, Land and Land Improvements	8,171
Initial Cost, Building and Building Improvements	51,003
Gross Amounts, Land and Land Improvements	10,876
Gross Amounts, Building and Building Improvements	55,831
Total	66,707
Accumulated Depreciation	$ (9,125)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Wilmington, NC
Encumbrances	$ 69,351
Initial Cost, Land and Land Improvements	14,485
Initial Cost, Building and Building Improvements	90,475
Gross Amounts, Land and Land Improvements	14,400
Gross Amounts, Building and Building Improvements	104,179
Total	118,579
Accumulated Depreciation	$ (13,044)
Year Acquired	Dec. 31, 2021
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Alta Mill Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (799)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Estate on Quarry Lake Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,444)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	974
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Lodge at Mallard Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,257)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Brook Valley Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	600
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,960)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Towne Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,331
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Icon on the Greenway
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,696)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Woodland Park Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,557
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Estates at Bellwood Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	585
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Audubon Park Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(207)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Waterford Landing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,067)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(517)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Northtowne Village Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(304)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Revival on Main
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,263)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	6,268
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Lee's Crossing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	882
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Durant at Sugarloaf Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	4,520
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Racquet Club
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,563
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Nickel Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(558)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Northwood Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	321
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Falls at Sope Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(98)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Ashmore Bridge Estates Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	679
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Waterstone at Murietta Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(897)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Wyndchase Bellevue Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,562)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Woodland Crossing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,846)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Ranchstone
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(7,748)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Gio Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(7,861)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Grande Oaks
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	243
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Brandemere
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	764
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,529)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Smoky Crossing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(68)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Grove Veridian
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	363
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Patriot Point
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	275
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Retreat at Hidden Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(295)
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	37,208
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,705
Multifamily Properties | SEG Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(85)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Alta Mill Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	13,236
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Estate on Quarry Lake Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	12,857
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	5,952
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Lodge at Mallard Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	9,644
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Brook Valley Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	4,178
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	28,693
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Towne Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,306
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Icon on the Greenway
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	6,808
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Woodland Park Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,668)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Estates at Bellwood Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,371
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Audubon Park Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	5,415
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Waterford Landing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(22,753)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	5,473
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Northtowne Village Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(15,473)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Revival on Main
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	11,819
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(132,374)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Lee's Crossing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	6,095
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Durant at Sugarloaf Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,844
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Racquet Club
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	7,435
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Nickel Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	9,433
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Northwood Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,710
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Falls at Sope Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	13,088
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Ashmore Bridge Estates Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,808)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Waterstone at Murietta Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	18,780
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Wyndchase Bellevue Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(25,067)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Woodland Crossing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	7,085
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Ranchstone
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	5,133
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Gio Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(5,254)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Grande Oaks
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	934
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Brandemere
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	4,315
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,800
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Smoky Crossing Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(44,553)
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Grove Veridian
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,847
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Patriot Point
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,626
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Retreat at Hidden Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,223
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	22,343
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	4,828
Multifamily Properties | SEG Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 13,704
Multifamily Properties | Florida Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jacksonville, FL
Encumbrances	$ 36,455
Initial Cost, Land and Land Improvements	11,574
Initial Cost, Building and Building Improvements	37,920
Gross Amounts, Land and Land Improvements	9,125
Gross Amounts, Building and Building Improvements	42,598
Total	51,723
Accumulated Depreciation	$ (6,925)
Year Acquired	Dec. 31, 2019
Multifamily Properties | Florida Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Naples FL
Encumbrances	$ 36,112
Initial Cost, Land and Land Improvements	14,045
Initial Cost, Building and Building Improvements	37,025
Gross Amounts, Land and Land Improvements	11,789
Gross Amounts, Building and Building Improvements	40,191
Total	51,980
Accumulated Depreciation	$ (6,593)
Year Acquired	Dec. 31, 2019
Multifamily Properties | Florida Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (2,449)
Multifamily Properties | Florida Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,256)
Multifamily Properties | Florida Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	4,678
Multifamily Properties | Florida Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 3,166
Multifamily Properties | Columbus Multifamily Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Columbus, OH
Encumbrances	$ 68,326
Initial Cost, Land and Land Improvements	6,093
Initial Cost, Building and Building Improvements	96,153
Gross Amounts, Land and Land Improvements	7,039
Gross Amounts, Building and Building Improvements	103,121
Total	110,160
Accumulated Depreciation	$ (12,900)
Year Acquired	Dec. 31, 2019
Number of properties | Property	2
Multifamily Properties | Columbus Multifamily Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 946
Multifamily Properties | Columbus Multifamily Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 6,968
Multifamily Properties | Southeast Affordable Housing Portfolio | Riverwalk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Brighton, CO
Encumbrances	$ 19,015
Initial Cost, Land and Land Improvements	3,280
Initial Cost, Building and Building Improvements	20,932
Gross Amounts, Land and Land Improvements	3,612
Gross Amounts, Building and Building Improvements	22,193
Total	25,805
Accumulated Depreciation	$ (3,723)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Patriots Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Concord, NC
Encumbrances	$ 7,760
Initial Cost, Land and Land Improvements	1,564
Initial Cost, Building and Building Improvements	7,904
Gross Amounts, Land and Land Improvements	1,781
Gross Amounts, Building and Building Improvements	8,440
Total	10,221
Accumulated Depreciation	$ (1,632)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Willow Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Greensboro, NC
Encumbrances	$ 5,200
Initial Cost, Land and Land Improvements	2,157
Initial Cost, Building and Building Improvements	4,656
Gross Amounts, Land and Land Improvements	2,265
Gross Amounts, Building and Building Improvements	5,122
Total	7,387
Accumulated Depreciation	$ (1,232)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Creekside at Bellemeade
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	High Point, NC
Encumbrances	$ 4,640
Initial Cost, Land and Land Improvements	2,031
Initial Cost, Building and Building Improvements	4,415
Gross Amounts, Land and Land Improvements	2,140
Gross Amounts, Building and Building Improvements	4,751
Total	6,891
Accumulated Depreciation	$ (1,535)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Villa Biscayne
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Homestead, FL
Encumbrances	$ 20,339
Initial Cost, Land and Land Improvements	4,575
Initial Cost, Building and Building Improvements	23,600
Gross Amounts, Land and Land Improvements	4,681
Gross Amounts, Building and Building Improvements	24,149
Total	28,830
Accumulated Depreciation	$ (4,243)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jacksonville, FL
Encumbrances	$ 82,042
Initial Cost, Land and Land Improvements	24,178
Initial Cost, Building and Building Improvements	90,108
Gross Amounts, Land and Land Improvements	24,976
Gross Amounts, Building and Building Improvements	97,328
Total	122,304
Accumulated Depreciation	$ (17,862)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Oak Crest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Kannapolis, NC
Encumbrances	$ 9,373
Initial Cost, Land and Land Improvements	2,137
Initial Cost, Building and Building Improvements	10,411
Gross Amounts, Land and Land Improvements	2,382
Gross Amounts, Building and Building Improvements	11,377
Total	13,759
Accumulated Depreciation	$ (2,280)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Stone Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Morrisville, NC
Encumbrances	$ 8,364
Initial Cost, Land and Land Improvements	1,844
Initial Cost, Building and Building Improvements	7,492
Gross Amounts, Land and Land Improvements	1,977
Gross Amounts, Building and Building Improvements	8,328
Total	10,305
Accumulated Depreciation	$ (1,715)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Newport News, VA
Encumbrances	$ 43,333
Initial Cost, Land and Land Improvements	11,169
Initial Cost, Building and Building Improvements	50,997
Gross Amounts, Land and Land Improvements	11,598
Gross Amounts, Building and Building Improvements	54,695
Total	66,293
Accumulated Depreciation	$ (8,996)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Orlando, FL
Encumbrances	$ 72,451
Initial Cost, Land and Land Improvements	19,513
Initial Cost, Building and Building Improvements	75,364
Gross Amounts, Land and Land Improvements	19,989
Gross Amounts, Building and Building Improvements	77,465
Total	97,454
Accumulated Depreciation	$ (13,655)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Overlook at Simms Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Raleigh, NC
Encumbrances	$ 25,691
Initial Cost, Land and Land Improvements	7,189
Initial Cost, Building and Building Improvements	23,030
Gross Amounts, Land and Land Improvements	7,349
Gross Amounts, Building and Building Improvements	24,345
Total	31,694
Accumulated Depreciation	$ (4,924)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Sanford, FL
Encumbrances	$ 65,853
Initial Cost, Land and Land Improvements	14,916
Initial Cost, Building and Building Improvements	75,253
Gross Amounts, Land and Land Improvements	15,278
Gross Amounts, Building and Building Improvements	77,773
Total	93,051
Accumulated Depreciation	$ (13,123)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Ponce Harbor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	St. Augustine, FL
Encumbrances	$ 15,601
Initial Cost, Land and Land Improvements	3,294
Initial Cost, Building and Building Improvements	18,870
Gross Amounts, Land and Land Improvements	3,438
Gross Amounts, Building and Building Improvements	19,483
Total	22,921
Accumulated Depreciation	$ (3,587)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Las Villas de Kino
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Tucson, AZ
Encumbrances	$ 26,255
Initial Cost, Land and Land Improvements	9,513
Initial Cost, Building and Building Improvements	24,278
Gross Amounts, Land and Land Improvements	10,484
Gross Amounts, Building and Building Improvements	27,071
Total	37,555
Accumulated Depreciation	$ (5,273)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Lexington Club
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Vero Beach, FL
Encumbrances	$ 14,738
Initial Cost, Land and Land Improvements	2,972
Initial Cost, Building and Building Improvements	19,583
Gross Amounts, Land and Land Improvements	3,119
Gross Amounts, Building and Building Improvements	20,540
Total	23,659
Accumulated Depreciation	$ (3,781)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Parkside Royal Poinciana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	West Palm Beach, FL
Encumbrances	$ 10,045
Initial Cost, Land and Land Improvements	4,624
Initial Cost, Building and Building Improvements	8,889
Gross Amounts, Land and Land Improvements	4,963
Gross Amounts, Building and Building Improvements	10,692
Total	15,655
Accumulated Depreciation	$ (2,238)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Riverwalk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 332
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Patriots Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	217
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Willow Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	108
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Creekside at Bellemeade
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	109
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Villa Biscayne
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	106
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	798
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Oak Crest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	245
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Stone Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	133
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	429
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	476
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Overlook at Simms Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	160
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	362
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Ponce Harbor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	144
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Las Villas de Kino
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	971
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Lexington Club
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	147
Multifamily Properties | Southeast Affordable Housing Portfolio | Land and Land Improvements | Parkside Royal Poinciana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	339
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Riverwalk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,261
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Patriots Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	536
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Willow Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	466
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Creekside at Bellemeade
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	336
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Villa Biscayne
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	549
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	7,220
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Oak Crest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	966
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Stone Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	836
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,698
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,101
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Overlook at Simms Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,315
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,520
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Ponce Harbor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	613
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Las Villas de Kino
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,793
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Lexington Club
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	957
Multifamily Properties | Southeast Affordable Housing Portfolio | Building and Building Improvements | Parkside Royal Poinciana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,803
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Sawyer Flats
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Gaithersburg, MD
Encumbrances	$ 144,060
Initial Cost, Land and Land Improvements	32,701
Initial Cost, Building and Building Improvements	168,846
Gross Amounts, Land and Land Improvements	34,086
Gross Amounts, Building and Building Improvements	171,775
Total	205,861
Accumulated Depreciation	$ (18,127)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake, VA
Encumbrances	$ 26,880
Initial Cost, Land and Land Improvements	6,467
Initial Cost, Building and Building Improvements	28,766
Gross Amounts, Land and Land Improvements	6,679
Gross Amounts, Building and Building Improvements	29,985
Total	36,664
Accumulated Depreciation	$ (4,477)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Columbia Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia, TN
Encumbrances	$ 9,740
Initial Cost, Land and Land Improvements	2,871
Initial Cost, Building and Building Improvements	9,816
Gross Amounts, Land and Land Improvements	3,071
Gross Amounts, Building and Building Improvements	10,736
Total	13,807
Accumulated Depreciation	$ (1,998)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Foxridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Durham, NC
Encumbrances	$ 10,333
Initial Cost, Land and Land Improvements	2,524
Initial Cost, Building and Building Improvements	10,986
Gross Amounts, Land and Land Improvements	2,653
Gross Amounts, Building and Building Improvements	11,665
Total	14,318
Accumulated Depreciation	$ (1,948)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Crestview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Fredericksburg, VA
Encumbrances	$ 26,720
Initial Cost, Land and Land Improvements	4,358
Initial Cost, Building and Building Improvements	30,470
Gross Amounts, Land and Land Improvements	4,459
Gross Amounts, Building and Building Improvements	31,320
Total	35,779
Accumulated Depreciation	$ (4,649)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Bridgeport
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Hampton, VA
Encumbrances	$ 17,130
Initial Cost, Land and Land Improvements	4,285
Initial Cost, Building and Building Improvements	18,075
Gross Amounts, Land and Land Improvements	4,403
Gross Amounts, Building and Building Improvements	18,901
Total	23,304
Accumulated Depreciation	$ (2,831)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Harrisonburg, VA
Encumbrances	$ 11,760
Initial Cost, Land and Land Improvements	4,022
Initial Cost, Building and Building Improvements	11,222
Gross Amounts, Land and Land Improvements	4,153
Gross Amounts, Building and Building Improvements	11,791
Total	15,944
Accumulated Depreciation	$ (2,318)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Cascade Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Holland, MI
Encumbrances	$ 13,680
Initial Cost, Land and Land Improvements	3,389
Initial Cost, Building and Building Improvements	14,530
Gross Amounts, Land and Land Improvements	3,974
Gross Amounts, Building and Building Improvements	15,583
Total	19,557
Accumulated Depreciation	$ (2,610)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Parkview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Huntersville, NC
Encumbrances	$ 11,191
Initial Cost, Land and Land Improvements	1,876
Initial Cost, Building and Building Improvements	12,739
Gross Amounts, Land and Land Improvements	1,921
Gross Amounts, Building and Building Improvements	12,931
Total	14,852
Accumulated Depreciation	$ (1,955)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Manassas, VA
Encumbrances	$ 70,695
Initial Cost, Land and Land Improvements	10,637
Initial Cost, Building and Building Improvements	81,855
Gross Amounts, Land and Land Improvements	11,056
Gross Amounts, Building and Building Improvements	83,183
Total	94,239
Accumulated Depreciation	$ (12,031)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Autumn Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Memphis, TN
Encumbrances	$ 7,547
Initial Cost, Land and Land Improvements	2,591
Initial Cost, Building and Building Improvements	7,180
Gross Amounts, Land and Land Improvements	2,740
Gross Amounts, Building and Building Improvements	7,650
Total	10,390
Accumulated Depreciation	$ (1,338)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Genito Glen
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Midlothian, VA
Encumbrances	$ 10,960
Initial Cost, Land and Land Improvements	2,703
Initial Cost, Building and Building Improvements	11,559
Gross Amounts, Land and Land Improvements	2,799
Gross Amounts, Building and Building Improvements	11,933
Total	14,732
Accumulated Depreciation	$ (1,989)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Kings Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Newport News, VA
Encumbrances	$ 15,572
Initial Cost, Land and Land Improvements	4,729
Initial Cost, Building and Building Improvements	15,539
Gross Amounts, Land and Land Improvements	5,081
Gross Amounts, Building and Building Improvements	16,586
Total	21,667
Accumulated Depreciation	$ (2,877)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | River Birch
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Raleigh, NC
Encumbrances	$ 19,411
Initial Cost, Land and Land Improvements	4,168
Initial Cost, Building and Building Improvements	21,150
Gross Amounts, Land and Land Improvements	4,315
Gross Amounts, Building and Building Improvements	22,055
Total	26,370
Accumulated Depreciation	$ (3,155)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Falcon Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Rosenberg, TX
Encumbrances	$ 9,440
Initial Cost, Land and Land Improvements	1,876
Initial Cost, Building and Building Improvements	10,461
Gross Amounts, Land and Land Improvements	1,996
Gross Amounts, Building and Building Improvements	10,922
Total	12,918
Accumulated Depreciation	$ (1,967)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Sterling Crest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Saginaw, MI
Encumbrances	$ 8,800
Initial Cost, Land and Land Improvements	4,176
Initial Cost, Building and Building Improvements	7,229
Gross Amounts, Land and Land Improvements	4,562
Gross Amounts, Building and Building Improvements	8,091
Total	12,653
Accumulated Depreciation	$ (1,699)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Las Villas De Leon
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	San Antonio, TX
Encumbrances	$ 7,560
Initial Cost, Land and Land Improvements	2,347
Initial Cost, Building and Building Improvements	7,458
Gross Amounts, Land and Land Improvements	2,671
Gross Amounts, Building and Building Improvements	8,448
Total	11,119
Accumulated Depreciation	$ (1,597)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Stonegate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Stafford, VA
Encumbrances	$ 28,880
Initial Cost, Land and Land Improvements	3,963
Initial Cost, Building and Building Improvements	33,721
Gross Amounts, Land and Land Improvements	4,055
Gross Amounts, Building and Building Improvements	34,305
Total	38,360
Accumulated Depreciation	$ (4,727)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | River Park Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Vero Beach, FL
Encumbrances	$ 8,538
Initial Cost, Land and Land Improvements	2,661
Initial Cost, Building and Building Improvements	8,425
Gross Amounts, Land and Land Improvements	2,822
Gross Amounts, Building and Building Improvements	8,978
Total	11,800
Accumulated Depreciation	$ (1,613)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Ocean Gate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Virginia Beach, VA
Encumbrances	$ 20,080
Initial Cost, Land and Land Improvements	4,347
Initial Cost, Building and Building Improvements	21,957
Gross Amounts, Land and Land Improvements	4,516
Gross Amounts, Building and Building Improvements	22,602
Total	27,118
Accumulated Depreciation	$ (3,438)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Autumn Wind
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Winchester, VA
Encumbrances	$ 9,840
Initial Cost, Land and Land Improvements	2,724
Initial Cost, Building and Building Improvements	10,005
Gross Amounts, Land and Land Improvements	2,885
Gross Amounts, Building and Building Improvements	10,356
Total	13,241
Accumulated Depreciation	$ (1,975)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Woodbridge, VA
Encumbrances	$ 55,243
Initial Cost, Land and Land Improvements	8,617
Initial Cost, Building and Building Improvements	63,627
Gross Amounts, Land and Land Improvements	8,966
Gross Amounts, Building and Building Improvements	65,337
Total	74,303
Accumulated Depreciation	$ (9,506)
Year Acquired	Dec. 31, 2020
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Sawyer Flats
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,385
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	212
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Columbia Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	200
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Foxridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	129
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Crestview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	101
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Bridgeport
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	118
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	131
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Cascade Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	585
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Parkview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	45
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	419
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Autumn Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	149
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Genito Glen
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	96
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Kings Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	352
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | River Birch
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	147
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Falcon Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	120
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Sterling Crest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	386
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Las Villas De Leon
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	324
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Stonegate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	92
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | River Park Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	161
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Ocean Gate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	169
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Autumn Wind
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	161
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	349
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Sawyer Flats
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,929
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,219
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Columbia Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	920
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Foxridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	679
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Crestview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	850
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Bridgeport
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	826
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	569
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Cascade Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,053
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Parkview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	192
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,328
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Autumn Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	470
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Genito Glen
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	374
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Kings Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,047
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | River Birch
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	905
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Falcon Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	461
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Sterling Crest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	862
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Las Villas De Leon
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	990
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Stonegate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	584
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | River Park Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	553
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Ocean Gate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	645
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Autumn Wind
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	351
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,710
Multifamily Properties | National Affordable Housing Portfolio | Centre Court
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Bradenton, FL
Encumbrances	$ 20,787
Initial Cost, Land and Land Improvements	5,335
Initial Cost, Building and Building Improvements	29,299
Gross Amounts, Land and Land Improvements	5,813
Gross Amounts, Building and Building Improvements	30,166
Total	35,979
Accumulated Depreciation	$ (4,903)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Forest Glen
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Durham, NC
Encumbrances	$ 13,345
Initial Cost, Land and Land Improvements	2,975
Initial Cost, Building and Building Improvements	10,821
Gross Amounts, Land and Land Improvements	4,048
Gross Amounts, Building and Building Improvements	10,534
Total	14,582
Accumulated Depreciation	$ (1,571)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Rose Cove SLC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Farmington, UT
Encumbrances	$ 14,420
Initial Cost, Land and Land Improvements	4,649
Initial Cost, Building and Building Improvements	16,909
Gross Amounts, Land and Land Improvements	5,634
Gross Amounts, Building and Building Improvements	16,893
Total	22,527
Accumulated Depreciation	$ (2,102)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Venice Cove FLL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Ft Lauderdale, FL
Encumbrances	$ 18,934
Initial Cost, Land and Land Improvements	5,878
Initial Cost, Building and Building Improvements	21,379
Gross Amounts, Land and Land Improvements	9,026
Gross Amounts, Building and Building Improvements	18,846
Total	27,872
Accumulated Depreciation	$ (2,484)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Chelsea Commons
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Greenacres, FL
Encumbrances	$ 30,349
Initial Cost, Land and Land Improvements	12,348
Initial Cost, Building and Building Improvements	44,910
Gross Amounts, Land and Land Improvements	11,849
Gross Amounts, Building and Building Improvements	46,733
Total	58,582
Accumulated Depreciation	$ (6,842)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Hampton Ridge Jax
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jacksonville, FL
Encumbrances	$ 11,104
Initial Cost, Land and Land Improvements	2,476
Initial Cost, Building and Building Improvements	9,005
Gross Amounts, Land and Land Improvements	2,566
Gross Amounts, Building and Building Improvements	11,909
Total	14,475
Accumulated Depreciation	$ (1,708)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | San Marcos Villas
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lake Park, FL
Encumbrances	$ 50,042
Initial Cost, Land and Land Improvements	18,054
Initial Cost, Building and Building Improvements	65,663
Gross Amounts, Land and Land Improvements	14,052
Gross Amounts, Building and Building Improvements	71,883
Total	85,935
Accumulated Depreciation	$ (9,296)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Mayflower Harbor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lehi, UT
Encumbrances	$ 30,820
Initial Cost, Land and Land Improvements	9,050
Initial Cost, Building and Building Improvements	32,915
Gross Amounts, Land and Land Improvements	8,524
Gross Amounts, Building and Building Improvements	34,927
Total	43,451
Accumulated Depreciation	$ (4,359)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Grande Court Sarasota
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	North Port, FL
Encumbrances	$ 16,087
Initial Cost, Land and Land Improvements	5,010
Initial Cost, Building and Building Improvements	18,221
Gross Amounts, Land and Land Improvements	6,001
Gross Amounts, Building and Building Improvements	17,974
Total	23,975
Accumulated Depreciation	$ (3,275)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Commander Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Orlando, FL
Encumbrances	$ 28,586
Initial Cost, Land and Land Improvements	5,713
Initial Cost, Building and Building Improvements	31,374
Gross Amounts, Land and Land Improvements	4,641
Gross Amounts, Building and Building Improvements	33,952
Total	38,593
Accumulated Depreciation	$ (4,018)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Villas Shaver
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Pasadena, TX
Encumbrances	$ 25,594
Initial Cost, Land and Land Improvements	3,182
Initial Cost, Building and Building Improvements	23,197
Gross Amounts, Land and Land Improvements	6,474
Gross Amounts, Building and Building Improvements	20,455
Total	26,929
Accumulated Depreciation	$ (3,611)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Pemberly Palms
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Vero Beach, FL
Encumbrances	$ 21,563
Initial Cost, Land and Land Improvements	4,645
Initial Cost, Building and Building Improvements	25,507
Gross Amounts, Land and Land Improvements	5,787
Gross Amounts, Building and Building Improvements	25,755
Total	31,542
Accumulated Depreciation	$ (3,888)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Pasco Woods
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Wesley Chapel, FL
Encumbrances	$ 21,146
Initial Cost, Land and Land Improvements	4,511
Initial Cost, Building and Building Improvements	24,772
Gross Amounts, Land and Land Improvements	4,564
Gross Amounts, Building and Building Improvements	25,500
Total	30,064
Accumulated Depreciation	$ (3,734)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Colony Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	West Palm Beach, FL
Encumbrances	$ 21,214
Initial Cost, Land and Land Improvements	6,626
Initial Cost, Building and Building Improvements	24,101
Gross Amounts, Land and Land Improvements	7,488
Gross Amounts, Building and Building Improvements	24,317
Total	31,805
Accumulated Depreciation	$ (3,830)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Austin, TX
Encumbrances	$ 103,128
Initial Cost, Land and Land Improvements	18,627
Initial Cost, Building and Building Improvements	135,799
Gross Amounts, Land and Land Improvements	16,591
Gross Amounts, Building and Building Improvements	142,800
Total	159,391
Accumulated Depreciation	$ (16,690)
Year Acquired	Dec. 31, 2021
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Centre Court
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 478
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Forest Glen
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,073
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Rose Cove SLC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	985
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Venice Cove FLL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,148
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Chelsea Commons
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(499)
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Hampton Ridge Jax
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	90
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | San Marcos Villas
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(4,002)
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Mayflower Harbor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(526)
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Grande Court Sarasota
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	991
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Commander Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,072)
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Villas Shaver
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,292
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Pemberly Palms
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,142
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Pasco Woods
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	53
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Colony Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	862
Multifamily Properties | National Affordable Housing Portfolio | Land and Land Improvements | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,036)
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Centre Court
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	867
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Forest Glen
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(287)
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Rose Cove SLC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(16)
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Venice Cove FLL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,533)
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Chelsea Commons
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,823
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Hampton Ridge Jax
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,904
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | San Marcos Villas
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	6,220
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Mayflower Harbor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,012
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Grande Court Sarasota
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(247)
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Commander Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,578
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Villas Shaver
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,742)
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Pemberly Palms
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	248
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Pasco Woods
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	728
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Colony Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	216
Multifamily Properties | National Affordable Housing Portfolio | Building and Building Improvements | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 7,001
Multifamily Properties | Central Park Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Denver, CO
Encumbrances	$ 329,898
Initial Cost, Land and Land Improvements	74,722
Initial Cost, Building and Building Improvements	532,982
Gross Amounts, Land and Land Improvements	76,188
Gross Amounts, Building and Building Improvements	540,570
Total	616,758
Accumulated Depreciation	$ (52,562)
Year Acquired	Dec. 31, 2021
Number of properties | Property	9
Multifamily Properties | Central Park Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,466
Multifamily Properties | Central Park Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 7,588
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Lakewood Villas ATL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Atlanta, GA
Encumbrances	$ 19,937
Initial Cost, Land and Land Improvements	5,659
Initial Cost, Building and Building Improvements	19,470
Gross Amounts, Land and Land Improvements	5,886
Gross Amounts, Building and Building Improvements	20,117
Total	26,003
Accumulated Depreciation	$ (3,014)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Ivy Creek Buford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Buford, GS
Encumbrances	$ 30,731
Initial Cost, Land and Land Improvements	6,784
Initial Cost, Building and Building Improvements	36,309
Gross Amounts, Land and Land Improvements	7,308
Gross Amounts, Building and Building Improvements	36,956
Total	44,264
Accumulated Depreciation	$ (4,315)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Fredericksburg, VA
Encumbrances	$ 67,101
Initial Cost, Land and Land Improvements	18,748
Initial Cost, Building and Building Improvements	86,640
Gross Amounts, Land and Land Improvements	19,127
Gross Amounts, Building and Building Improvements	87,949
Total	107,076
Accumulated Depreciation	$ (8,983)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Cobblestone Kennesaw
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Kennesaw, GA
Encumbrances	$ 19,311
Initial Cost, Land and Land Improvements	6,818
Initial Cost, Building and Building Improvements	20,700
Gross Amounts, Land and Land Improvements	7,034
Gross Amounts, Building and Building Improvements	21,092
Total	28,126
Accumulated Depreciation	$ (2,834)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Galaxy Silver Spring
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Silver Springs, MD
Encumbrances	$ 36,418
Initial Cost, Land and Land Improvements	9,832
Initial Cost, Building and Building Improvements	54,956
Gross Amounts, Land and Land Improvements	10,155
Gross Amounts, Building and Building Improvements	55,739
Total	65,894
Accumulated Depreciation	$ (4,398)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Sky Terrace
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Stafford, VA
Encumbrances	$ 37,257
Initial Cost, Land and Land Improvements	7,836
Initial Cost, Building and Building Improvements	52,382
Gross Amounts, Land and Land Improvements	8,067
Gross Amounts, Building and Building Improvements	53,003
Total	61,070
Accumulated Depreciation	$ (5,197)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Highland Warranton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Warranton, VA
Encumbrances	$ 18,211
Initial Cost, Land and Land Improvements	6,136
Initial Cost, Building and Building Improvements	17,652
Gross Amounts, Land and Land Improvements	6,514
Gross Amounts, Building and Building Improvements	17,908
Total	24,422
Accumulated Depreciation	$ (2,141)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Land and Land Improvements | Lakewood Villas ATL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 227
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Land and Land Improvements | Ivy Creek Buford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	524
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	379
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Land and Land Improvements | Cobblestone Kennesaw
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	216
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Land and Land Improvements | Galaxy Silver Spring
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	323
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Land and Land Improvements | Sky Terrace
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	231
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Land and Land Improvements | Highland Warranton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	378
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Building and Building Improvements | Lakewood Villas ATL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	647
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Building and Building Improvements | Ivy Creek Buford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	647
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	1,309
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Building and Building Improvements | Cobblestone Kennesaw
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	392
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Building and Building Improvements | Galaxy Silver Spring
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	783
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Building and Building Improvements | Sky Terrace
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	621
Multifamily Properties | Mid-Atlantic Affordable Housing Portfolio II | Building and Building Improvements | Highland Warranton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	$ 256
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Watervue
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Fort Worth, TX
Encumbrances	$ 69,831
Initial Cost, Land and Land Improvements	12,114
Initial Cost, Building and Building Improvements	81,045
Gross Amounts, Land and Land Improvements	12,441
Gross Amounts, Building and Building Improvements	81,535
Total	93,976
Accumulated Depreciation	$ (9,171)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Bunker Hill
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Houston, TX
Encumbrances	$ 64,451
Initial Cost, Land and Land Improvements	5,855
Initial Cost, Building and Building Improvements	79,938
Gross Amounts, Land and Land Improvements	5,989
Gross Amounts, Building and Building Improvements	80,440
Total	86,429
Accumulated Depreciation	$ (7,057)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Regalia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Mansfield, TX
Encumbrances	$ 57,707
Initial Cost, Land and Land Improvements	8,595
Initial Cost, Building and Building Improvements	68,599
Gross Amounts, Land and Land Improvements	8,790
Gross Amounts, Building and Building Improvements	69,018
Total	77,808
Accumulated Depreciation	$ (7,174)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Litchford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Raleigh, NC
Encumbrances	$ 53,535
Initial Cost, Land and Land Improvements	11,588
Initial Cost, Building and Building Improvements	70,431
Gross Amounts, Land and Land Improvements	11,687
Gross Amounts, Building and Building Improvements	70,770
Total	82,457
Accumulated Depreciation	$ (6,730)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Whispering Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	San Antonio, TX
Encumbrances	$ 35,229
Initial Cost, Land and Land Improvements	5,025
Initial Cost, Building and Building Improvements	42,064
Gross Amounts, Land and Land Improvements	5,358
Gross Amounts, Building and Building Improvements	42,532
Total	47,890
Accumulated Depreciation	$ (4,426)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Land and Land Improvements | Watervue
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	$ 327
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Land and Land Improvements | Bunker Hill
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	134
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Land and Land Improvements | Regalia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	195
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Land and Land Improvements | Litchford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	99
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Land and Land Improvements | Whispering Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	333
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Building and Building Improvements | Watervue
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	490
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Building and Building Improvements | Bunker Hill
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	502
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Building and Building Improvements | Regalia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	419
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Building and Building Improvements | Litchford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	339
Multifamily Properties | Texas and North Carolina Multifamily Portfolio | Building and Building Improvements | Whispering Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	$ 468
Multifamily Properties | Phoenix Affordable Housing Portfolio | Desert Eagle
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Glendale, AZ
Encumbrances	$ 28,171
Initial Cost, Land and Land Improvements	8,420
Initial Cost, Building and Building Improvements	37,708
Gross Amounts, Land and Land Improvements	8,675
Gross Amounts, Building and Building Improvements	38,928
Total	47,603
Accumulated Depreciation	$ (4,118)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Phoenix Affordable Housing Portfolio | Various Properties (3)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Mesa, AZ
Encumbrances	$ 101,114
Initial Cost, Land and Land Improvements	25,347
Initial Cost, Building and Building Improvements	142,096
Gross Amounts, Land and Land Improvements	26,202
Gross Amounts, Building and Building Improvements	145,924
Total	172,126
Accumulated Depreciation	$ (14,889)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Phoenix Affordable Housing Portfolio | Lake Pleasant Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Peoria, AZ
Encumbrances	$ 23,579
Initial Cost, Land and Land Improvements	7,346
Initial Cost, Building and Building Improvements	31,972
Gross Amounts, Land and Land Improvements	7,662
Gross Amounts, Building and Building Improvements	32,582
Total	40,244
Accumulated Depreciation	$ (3,545)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Phoenix Affordable Housing Portfolio | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Phoenix, AZ
Encumbrances	$ 59,683
Initial Cost, Land and Land Improvements	13,992
Initial Cost, Building and Building Improvements	73,080
Gross Amounts, Land and Land Improvements	14,674
Gross Amounts, Building and Building Improvements	75,015
Total	89,689
Accumulated Depreciation	$ (6,960)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Phoenix Affordable Housing Portfolio | Land and Land Improvements | Desert Eagle
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	$ 255
Multifamily Properties | Phoenix Affordable Housing Portfolio | Land and Land Improvements | Various Properties (3)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	855
Multifamily Properties | Phoenix Affordable Housing Portfolio | Land and Land Improvements | Lake Pleasant Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	316
Multifamily Properties | Phoenix Affordable Housing Portfolio | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	682
Multifamily Properties | Phoenix Affordable Housing Portfolio | Building and Building Improvements | Desert Eagle
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	1,220
Multifamily Properties | Phoenix Affordable Housing Portfolio | Building and Building Improvements | Various Properties (3)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	3,828
Multifamily Properties | Phoenix Affordable Housing Portfolio | Building and Building Improvements | Lake Pleasant Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	610
Multifamily Properties | Phoenix Affordable Housing Portfolio | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	$ 1,935
Multifamily Properties | Summit Multifamily Portfolio [Member] | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Louisville, KY
Encumbrances	$ 121,345
Initial Cost, Land and Land Improvements	17,123
Initial Cost, Building and Building Improvements	178,426
Gross Amounts, Land and Land Improvements	17,845
Gross Amounts, Building and Building Improvements	176,292
Total	194,137
Accumulated Depreciation	$ (17,560)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Vintage Amelia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Amelia Island, FL
Encumbrances	$ 37,759
Initial Cost, Land and Land Improvements	8,015
Initial Cost, Building and Building Improvements	57,141
Gross Amounts, Land and Land Improvements	8,267
Gross Amounts, Building and Building Improvements	54,254
Total	62,521
Accumulated Depreciation	$ (6,347)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Vantage Ashland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Ashland City, TN
Encumbrances	$ 33,279
Initial Cost, Land and Land Improvements	5,712
Initial Cost, Building and Building Improvements	56,903
Gross Amounts, Land and Land Improvements	5,908
Gross Amounts, Building and Building Improvements	57,458
Total	63,366
Accumulated Depreciation	$ (5,880)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Ethos Austin
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Austin, TX
Encumbrances	$ 46,823
Initial Cost, Land and Land Improvements	11,085
Initial Cost, Building and Building Improvements	72,024
Gross Amounts, Land and Land Improvements	11,425
Gross Amounts, Building and Building Improvements	74,165
Total	85,590
Accumulated Depreciation	$ (7,681)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Walnut Bastrop
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Bastrop, TX
Encumbrances	$ 27,479
Initial Cost, Land and Land Improvements	5,643
Initial Cost, Building and Building Improvements	44,116
Gross Amounts, Land and Land Improvements	5,901
Gross Amounts, Building and Building Improvements	44,720
Total	50,621
Accumulated Depreciation	$ (4,534)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Burleson, TX
Encumbrances	$ 81,272
Initial Cost, Land and Land Improvements	12,479
Initial Cost, Building and Building Improvements	139,515
Gross Amounts, Land and Land Improvements	12,684
Gross Amounts, Building and Building Improvements	140,179
Total	152,863
Accumulated Depreciation	$ (12,959)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Ethan Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Burlington, NC
Encumbrances	$ 38,879
Initial Cost, Land and Land Improvements	5,884
Initial Cost, Building and Building Improvements	61,163
Gross Amounts, Land and Land Improvements	6,157
Gross Amounts, Building and Building Improvements	61,612
Total	67,769
Accumulated Depreciation	$ (6,400)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Stonebriar Frisco
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Frisco, TX
Encumbrances	$ 63,679
Initial Cost, Land and Land Improvements	8,210
Initial Cost, Building and Building Improvements	107,353
Gross Amounts, Land and Land Improvements	8,702
Gross Amounts, Building and Building Improvements	107,810
Total	116,512
Accumulated Depreciation	$ (9,052)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Darby Holly Springs
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Holly Springs, GA
Encumbrances	$ 50,693
Initial Cost, Land and Land Improvements	11,933
Initial Cost, Building and Building Improvements	82,863
Gross Amounts, Land and Land Improvements	12,132
Gross Amounts, Building and Building Improvements	83,147
Total	95,279
Accumulated Depreciation	$ (8,157)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Indianapolis, IN
Encumbrances	$ 80,786
Initial Cost, Land and Land Improvements	10,047
Initial Cost, Building and Building Improvements	135,908
Gross Amounts, Land and Land Improvements	10,800
Gross Amounts, Building and Building Improvements	138,224
Total	149,024
Accumulated Depreciation	$ (12,924)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Orchard Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jeffersonville, IN
Encumbrances	$ 36,393
Initial Cost, Land and Land Improvements	5,720
Initial Cost, Building and Building Improvements	52,149
Gross Amounts, Land and Land Improvements	5,887
Gross Amounts, Building and Building Improvements	53,545
Total	59,432
Accumulated Depreciation	$ (5,674)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Knoxville, TN
Encumbrances	$ 89,686
Initial Cost, Land and Land Improvements	8,278
Initial Cost, Building and Building Improvements	145,987
Gross Amounts, Land and Land Improvements	8,841
Gross Amounts, Building and Building Improvements	146,958
Total	155,799
Accumulated Depreciation	$ (12,530)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Woodland Lakes Lansing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lansing, MI
Encumbrances	$ 43,093
Initial Cost, Land and Land Improvements	8,179
Initial Cost, Building and Building Improvements	61,911
Gross Amounts, Land and Land Improvements	8,480
Gross Amounts, Building and Building Improvements	63,423
Total	71,903
Accumulated Depreciation	$ (8,022)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Lakeside Marietta
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Marietta, GA
Encumbrances	$ 70,893
Initial Cost, Land and Land Improvements	14,659
Initial Cost, Building and Building Improvements	124,095
Gross Amounts, Land and Land Improvements	14,998
Gross Amounts, Building and Building Improvements	125,236
Total	140,234
Accumulated Depreciation	$ (11,596)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Reserve Maryville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Maryville, TN
Encumbrances	$ 29,093
Initial Cost, Land and Land Improvements	6,455
Initial Cost, Building and Building Improvements	37,771
Gross Amounts, Land and Land Improvements	6,636
Gross Amounts, Building and Building Improvements	40,300
Total	46,936
Accumulated Depreciation	$ (4,712)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Vintage Juliet
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Mt. Juliet, TN
Encumbrances	$ 54,311
Initial Cost, Land and Land Improvements	4,981
Initial Cost, Building and Building Improvements	84,725
Gross Amounts, Land and Land Improvements	5,078
Gross Amounts, Building and Building Improvements	85,056
Total	90,134
Accumulated Depreciation	$ (7,003)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Murfreesboro, TN
Encumbrances	$ 82,058
Initial Cost, Land and Land Improvements	9,480
Initial Cost, Building and Building Improvements	138,701
Gross Amounts, Land and Land Improvements	9,701
Gross Amounts, Building and Building Improvements	139,515
Total	149,216
Accumulated Depreciation	$ (12,463)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Hickory Point Nashville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Nashville, TN
Encumbrances	$ 49,479
Initial Cost, Land and Land Improvements	7,534
Initial Cost, Building and Building Improvements	81,694
Gross Amounts, Land and Land Improvements	7,936
Gross Amounts, Building and Building Improvements	82,265
Total	90,201
Accumulated Depreciation	$ (8,133)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Emerson Pflugerville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Pflugerville, TX
Encumbrances	$ 53,679
Initial Cost, Land and Land Improvements	11,087
Initial Cost, Building and Building Improvements	83,771
Gross Amounts, Land and Land Improvements	11,329
Gross Amounts, Building and Building Improvements	84,464
Total	95,793
Accumulated Depreciation	$ (8,657)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Prinwood Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Portage, MI
Encumbrances	$ 12,993
Initial Cost, Land and Land Improvements	1,672
Initial Cost, Building and Building Improvements	19,257
Gross Amounts, Land and Land Improvements	1,765
Gross Amounts, Building and Building Improvements	19,764
Total	21,529
Accumulated Depreciation	$ (2,114)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Foxwood Raleigh
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Raleigh, NC
Encumbrances	$ 94,380
Initial Cost, Land and Land Improvements	20,149
Initial Cost, Building and Building Improvements	142,196
Gross Amounts, Land and Land Improvements	20,331
Gross Amounts, Building and Building Improvements	143,217
Total	163,548
Accumulated Depreciation	$ (14,054)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Sugar Flats SLC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Salt Lake City, UT
Encumbrances	$ 32,148
Initial Cost, Land and Land Improvements	6,265
Initial Cost, Building and Building Improvements	51,531
Gross Amounts, Land and Land Improvements	6,408
Gross Amounts, Building and Building Improvements	52,318
Total	58,726
Accumulated Depreciation	$ (4,082)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Ranch 123 Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Seguin, TX
Encumbrances	$ 20,993
Initial Cost, Land and Land Improvements	4,347
Initial Cost, Building and Building Improvements	43,170
Gross Amounts, Land and Land Improvements	4,505
Gross Amounts, Building and Building Improvements	43,392
Total	47,897
Accumulated Depreciation	$ (4,299)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Vintage Tollgate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Thompson’s Station, TN
Encumbrances	$ 41,879
Initial Cost, Land and Land Improvements	4,392
Initial Cost, Building and Building Improvements	70,715
Gross Amounts, Land and Land Improvements	4,543
Gross Amounts, Building and Building Improvements	71,136
Total	75,679
Accumulated Depreciation	$ (6,262)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Reserve Tuscaloosa
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Tuscaloosa, AL
Encumbrances	$ 31,393
Initial Cost, Land and Land Improvements	5,878
Initial Cost, Building and Building Improvements	47,916
Gross Amounts, Land and Land Improvements	6,245
Gross Amounts, Building and Building Improvements	48,837
Total	55,082
Accumulated Depreciation	$ (4,984)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Stonebrook Tyler
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Tyler, TX
Encumbrances	$ 27,393
Initial Cost, Land and Land Improvements	5,048
Initial Cost, Building and Building Improvements	47,359
Gross Amounts, Land and Land Improvements	5,257
Gross Amounts, Building and Building Improvements	47,794
Total	53,051
Accumulated Depreciation	$ (4,701)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 722
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Vintage Amelia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	252
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Vantage Ashland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	196
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Ethos Austin
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	340
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Walnut Bastrop
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	258
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	205
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Ethan Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	273
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Stonebriar Frisco
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	492
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Darby Holly Springs
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	199
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	753
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Orchard Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	167
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	563
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Woodland Lakes Lansing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	301
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Lakeside Marietta
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	339
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Reserve Maryville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	181
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Vintage Juliet
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	97
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	221
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Hickory Point Nashville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	402
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Emerson Pflugerville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	242
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Prinwood Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	93
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Foxwood Raleigh
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	182
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Sugar Flats SLC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	143
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Ranch 123 Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	158
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Vintage Tollgate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	151
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Reserve Tuscaloosa
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	367
Multifamily Properties | Summit Multifamily Portfolio [Member] | Land and Land Improvements | Stonebrook Tyler
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	209
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,134)
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Vintage Amelia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	2,887
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Vantage Ashland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	555
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Ethos Austin
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	2,141
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Walnut Bastrop
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	604
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	664
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Ethan Pointe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	449
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Stonebriar Frisco
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	457
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Darby Holly Springs
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	284
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	2,316
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Orchard Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	1,396
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	971
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Woodland Lakes Lansing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Building and Building Improvements	1,512
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Lakeside Marietta
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,141
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Reserve Maryville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,529
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Vintage Juliet
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	331
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	814
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Hickory Point Nashville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	571
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Emerson Pflugerville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	693
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Prinwood Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	507
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Foxwood Raleigh
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,021
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Sugar Flats SLC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	787
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Ranch 123 Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	222
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Vintage Tollgate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	421
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Reserve Tuscaloosa
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	921
Multifamily Properties | Summit Multifamily Portfolio [Member] | Building and Building Improvements | Stonebrook Tyler
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 435
Multifamily Properties | Blue Multifamily Portfolio [Member] | Grand Dominion
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	San Antonio, TX
Encumbrances	$ 37,958
Initial Cost, Land and Land Improvements	8,110
Initial Cost, Building and Building Improvements	61,274
Gross Amounts, Land and Land Improvements	8,532
Gross Amounts, Building and Building Improvements	61,771
Total	70,303
Accumulated Depreciation	$ (6,009)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Blue Multifamily Portfolio [Member] | Land and Land Improvements | Grand Dominion
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 422
Multifamily Properties | Blue Multifamily Portfolio [Member] | Building and Building Improvements | Grand Dominion
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 497
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Overlook at Monroe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Sanford, FL
Encumbrances	$ 21,146
Initial Cost, Land and Land Improvements	4,502
Initial Cost, Building and Building Improvements	25,665
Gross Amounts, Land and Land Improvements	4,620
Gross Amounts, Building and Building Improvements	26,901
Total	31,521
Accumulated Depreciation	$ (2,933)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lakeland, FL
Encumbrances	$ 19,778
Initial Cost, Land and Land Improvements	6,864
Initial Cost, Building and Building Improvements	21,559
Gross Amounts, Land and Land Improvements	6,999
Gross Amounts, Building and Building Improvements	21,988
Total	28,987
Accumulated Depreciation	$ (2,245)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Sonrise Villas
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Fellsmere, FL
Encumbrances	$ 23,301
Initial Cost, Land and Land Improvements	5,733
Initial Cost, Building and Building Improvements	24,605
Gross Amounts, Land and Land Improvements	5,789
Gross Amounts, Building and Building Improvements	24,930
Total	30,719
Accumulated Depreciation	$ (3,160)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Raintree Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Clermont, FL
Encumbrances	$ 42,249
Initial Cost, Land and Land Improvements	6,481
Initial Cost, Building and Building Improvements	54,591
Gross Amounts, Land and Land Improvements	6,587
Gross Amounts, Building and Building Improvements	55,297
Total	61,884
Accumulated Depreciation	$ (4,275)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Madison Cove
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Gainesville, FL
Encumbrances	$ 9,080
Initial Cost, Land and Land Improvements	2,409
Initial Cost, Building and Building Improvements	8,111
Gross Amounts, Land and Land Improvements	2,429
Gross Amounts, Building and Building Improvements	8,378
Total	10,807
Accumulated Depreciation	$ (942)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Kissimmee, FL
Encumbrances	$ 92,897
Initial Cost, Land and Land Improvements	16,861
Initial Cost, Building and Building Improvements	110,587
Gross Amounts, Land and Land Improvements	16,334
Gross Amounts, Building and Building Improvements	111,521
Total	127,855
Accumulated Depreciation	$ (9,277)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Mystic Pointe II
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Orlando, FL
Encumbrances	$ 39,717
Initial Cost, Land and Land Improvements	5,221
Initial Cost, Building and Building Improvements	52,249
Gross Amounts, Land and Land Improvements	5,255
Gross Amounts, Building and Building Improvements	52,480
Total	57,735
Accumulated Depreciation	$ (3,861)
Year Acquired	Dec. 31, 2022
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Land and Land Improvements | Overlook at Monroe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 118
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	135
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Land and Land Improvements | Sonrise Villas
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	56
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Land and Land Improvements | Raintree Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	106
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Land and Land Improvements | Madison Cove
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	20
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(527)
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Land and Land Improvements | Mystic Pointe II
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	34
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Building and Building Improvements | Overlook at Monroe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,236
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	429
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Building and Building Improvements | Sonrise Villas
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	325
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Building and Building Improvements | Raintree Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	706
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Building and Building Improvements | Madison Cove
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	267
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	934
Multifamily Properties | Florida Affordable Housing Portfolio IV [Member] | Building and Building Improvements | Mystic Pointe II
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 231
Multifamily Properties | Florida Affordable Housing Portfolio II
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jacksonville, FL
Encumbrances	$ 85,840
Initial Cost, Land and Land Improvements	16,599
Initial Cost, Building and Building Improvements	95,453
Gross Amounts, Land and Land Improvements	17,058
Gross Amounts, Building and Building Improvements	107,895
Total	124,953
Accumulated Depreciation	$ (16,011)
Year Acquired	Dec. 31, 2021
Number of properties | Property	4
Multifamily Properties | Florida Affordable Housing Portfolio II | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 459
Multifamily Properties | Florida Affordable Housing Portfolio II | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 12,442
Multifamily Properties | Southeast Affordable Housing Portfolio II | Culpeper Commons
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Culpeper, VA
Encumbrances	$ 12,483
Initial Cost, Land and Land Improvements	4,058
Initial Cost, Building and Building Improvements	13,749
Gross Amounts, Land and Land Improvements	4,181
Gross Amounts, Building and Building Improvements	14,597
Total	18,778
Accumulated Depreciation	$ (2,673)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Magnolia Creste
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Dallas, GA
Encumbrances	$ 16,438
Initial Cost, Land and Land Improvements	2,650
Initial Cost, Building and Building Improvements	21,475
Gross Amounts, Land and Land Improvements	2,889
Gross Amounts, Building and Building Improvements	21,978
Total	24,867
Accumulated Depreciation	$ (3,248)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Glen Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Elkton, MD
Encumbrances	$ 15,263
Initial Cost, Land and Land Improvements	5,985
Initial Cost, Building and Building Improvements	16,353
Gross Amounts, Land and Land Improvements	6,203
Gross Amounts, Building and Building Improvements	17,228
Total	23,431
Accumulated Depreciation	$ (3,412)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | England Run
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Fredericksburg, VA
Encumbrances	$ 18,812
Initial Cost, Land and Land Improvements	3,857
Initial Cost, Building and Building Improvements	23,614
Gross Amounts, Land and Land Improvements	4,045
Gross Amounts, Building and Building Improvements	24,308
Total	28,353
Accumulated Depreciation	$ (3,491)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Rocky Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Greenville, SC
Encumbrances	$ 14,395
Initial Cost, Land and Land Improvements	3,030
Initial Cost, Building and Building Improvements	17,079
Gross Amounts, Land and Land Improvements	3,228
Gross Amounts, Building and Building Improvements	17,947
Total	21,175
Accumulated Depreciation	$ (2,735)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Grande Court Boggy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Kissimmee, FL
Encumbrances	$ 34,904
Initial Cost, Land and Land Improvements	9,361
Initial Cost, Building and Building Improvements	41,265
Gross Amounts, Land and Land Improvements	9,561
Gross Amounts, Building and Building Improvements	42,009
Total	51,570
Accumulated Depreciation	$ (6,723)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Magnolia Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lawrenceville, GA
Encumbrances	$ 15,783
Initial Cost, Land and Land Improvements	5,107
Initial Cost, Building and Building Improvements	16,645
Gross Amounts, Land and Land Improvements	5,322
Gross Amounts, Building and Building Improvements	17,302
Total	22,624
Accumulated Depreciation	$ (3,244)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Park Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Stafford, VA
Encumbrances	$ 20,255
Initial Cost, Land and Land Improvements	3,778
Initial Cost, Building and Building Improvements	25,689
Gross Amounts, Land and Land Improvements	3,879
Gross Amounts, Building and Building Improvements	26,138
Total	30,017
Accumulated Depreciation	$ (3,480)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Glen Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Woodbridge, VA
Encumbrances	$ 21,667
Initial Cost, Land and Land Improvements	4,159
Initial Cost, Building and Building Improvements	27,218
Gross Amounts, Land and Land Improvements	4,359
Gross Amounts, Building and Building Improvements	27,943
Total	32,302
Accumulated Depreciation	$ (3,595)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Culpeper Commons
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 123
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Magnolia Creste
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	239
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Glen Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	218
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | England Run
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	188
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Rocky Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	198
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Grande Court Boggy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	200
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Magnolia Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	215
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Park Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	101
Multifamily Properties | Southeast Affordable Housing Portfolio II | Land and Land Improvements | Glen Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	200
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Culpeper Commons
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	848
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Magnolia Creste
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	503
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Glen Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	875
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | England Run
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	694
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Rocky Creek
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	868
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Grande Court Boggy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	744
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Magnolia Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	657
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Park Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	449
Multifamily Properties | Southeast Affordable Housing Portfolio II | Building and Building Improvements | Glen Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 725
Multifamily Properties | Azalea Multifamily Portfolio | Luxe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Aubrey, TX
Encumbrances	$ 52,290
Initial Cost, Land and Land Improvements	10,084
Initial Cost, Building and Building Improvements	78,835
Gross Amounts, Land and Land Improvements	8,656
Gross Amounts, Building and Building Improvements	66,170
Total	74,826
Accumulated Depreciation	$ (8,048)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Travesia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Austin, TX
Encumbrances	$ 75,460
Initial Cost, Land and Land Improvements	13,787
Initial Cost, Building and Building Improvements	79,703
Gross Amounts, Land and Land Improvements	14,080
Gross Amounts, Building and Building Improvements	80,790
Total	94,870
Accumulated Depreciation	$ (8,084)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Afton Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Concord, NC
Encumbrances	$ 54,062
Initial Cost, Land and Land Improvements	9,516
Initial Cost, Building and Building Improvements	62,919
Gross Amounts, Land and Land Improvements	9,620
Gross Amounts, Building and Building Improvements	63,044
Total	72,664
Accumulated Depreciation	$ (6,524)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Dallas, TX
Encumbrances	$ 84,140
Initial Cost, Land and Land Improvements	13,031
Initial Cost, Building and Building Improvements	125,670
Gross Amounts, Land and Land Improvements	13,406
Gross Amounts, Building and Building Improvements	127,854
Total	141,260
Accumulated Depreciation	$ (12,620)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Clearbrook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick, MD
Encumbrances	$ 62,090
Initial Cost, Land and Land Improvements	12,564
Initial Cost, Building and Building Improvements	51,451
Gross Amounts, Land and Land Improvements	12,627
Gross Amounts, Building and Building Improvements	51,697
Total	64,324
Accumulated Depreciation	$ (5,171)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Thorton Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jacksonville, FL
Encumbrances	$ 66,616
Initial Cost, Land and Land Improvements	9,950
Initial Cost, Building and Building Improvements	91,924
Gross Amounts, Land and Land Improvements	10,319
Gross Amounts, Building and Building Improvements	92,248
Total	102,567
Accumulated Depreciation	$ (9,043)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Gwinnett Stadium
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lawrenceville, GA
Encumbrances	$ 41,090
Initial Cost, Land and Land Improvements	5,199
Initial Cost, Building and Building Improvements	48,131
Gross Amounts, Land and Land Improvements	5,369
Gross Amounts, Building and Building Improvements	48,352
Total	53,721
Accumulated Depreciation	$ (4,538)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Park Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Morrisville, NC
Encumbrances	$ 52,920
Initial Cost, Land and Land Improvements	9,295
Initial Cost, Building and Building Improvements	57,281
Gross Amounts, Land and Land Improvements	9,402
Gross Amounts, Building and Building Improvements	57,822
Total	67,224
Accumulated Depreciation	$ (6,188)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Autumn Wood
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Murfreesboro, TN
Encumbrances	$ 42,490
Initial Cost, Land and Land Improvements	6,114
Initial Cost, Building and Building Improvements	54,974
Gross Amounts, Land and Land Improvements	6,299
Gross Amounts, Building and Building Improvements	54,930
Total	61,229
Accumulated Depreciation	$ (5,862)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Millenia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Orlando, FL
Encumbrances	$ 36,890
Initial Cost, Land and Land Improvements	6,305
Initial Cost, Building and Building Improvements	47,647
Gross Amounts, Land and Land Improvements	6,403
Gross Amounts, Building and Building Improvements	48,748
Total	55,151
Accumulated Depreciation	$ (4,858)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Pflugerville, TX
Encumbrances	$ 107,590
Initial Cost, Land and Land Improvements	24,606
Initial Cost, Building and Building Improvements	142,875
Gross Amounts, Land and Land Improvements	25,186
Gross Amounts, Building and Building Improvements	145,461
Total	170,647
Accumulated Depreciation	$ (14,461)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Lakehouse
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Plant City, FL
Encumbrances	$ 16,940
Initial Cost, Land and Land Improvements	3,334
Initial Cost, Building and Building Improvements	23,339
Gross Amounts, Land and Land Improvements	3,371
Gross Amounts, Building and Building Improvements	23,534
Total	26,905
Accumulated Depreciation	$ (2,544)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Victoria Grand
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Tallahassee, FL
Encumbrances	$ 47,390
Initial Cost, Land and Land Improvements	7,002
Initial Cost, Building and Building Improvements	61,768
Gross Amounts, Land and Land Improvements	7,122
Gross Amounts, Building and Building Improvements	62,348
Total	69,470
Accumulated Depreciation	$ (6,338)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Keystone Castle Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Dallas, TX
Encumbrances	$ 89,922
Initial Cost, Land and Land Improvements	23,122
Initial Cost, Building and Building Improvements	99,118
Gross Amounts, Land and Land Improvements	24,112
Gross Amounts, Building and Building Improvements	101,151
Total	125,263
Accumulated Depreciation	$ (16,660)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Luxe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (1,428)
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Travesia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	293
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Afton Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	104
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	375
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Clearbrook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	63
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Thorton Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	369
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Gwinnett Stadium
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	170
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Park Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	107
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Autumn Wood
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	185
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Millenia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	98
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	580
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Lakehouse
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	37
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Victoria Grand
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	120
Multifamily Properties | Azalea Multifamily Portfolio | Land and Land Improvements | Keystone Castle Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	990
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Luxe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(12,665)
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Travesia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,087
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Afton Ridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	125
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,184
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Clearbrook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	246
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Thorton Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	324
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Gwinnett Stadium
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	221
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Park Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	541
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Autumn Wood
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(44)
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Millenia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,101
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,586
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Lakehouse
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	195
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Victoria Grand
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	580
Multifamily Properties | Azalea Multifamily Portfolio | Building and Building Improvements | Keystone Castle Hills
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 2,033
Multifamily Properties | Greater Boston Affordable Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Boston, MA
Encumbrances	$ 142,059
Initial Cost, Land and Land Improvements	60,313
Initial Cost, Building and Building Improvements	176,849
Gross Amounts, Land and Land Improvements	60,762
Gross Amounts, Building and Building Improvements	176,764
Total	237,526
Accumulated Depreciation	$ (16,946)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Greater Boston Affordable Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 449
Multifamily Properties | Greater Boston Affordable Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (85)
Multifamily Properties | Columbus Preferred Portfolio | 5188 Baxter Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Westerville, OH
Encumbrances	$ 21,700
Initial Cost, Land and Land Improvements	6,795
Initial Cost, Building and Building Improvements	23,058
Gross Amounts, Land and Land Improvements	5,542
Gross Amounts, Building and Building Improvements	24,292
Total	29,834
Accumulated Depreciation	$ (2,225)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Columbus Preferred Portfolio | 1025 Luxe Avenue
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Columbus, OH
Encumbrances	$ 45,500
Initial Cost, Land and Land Improvements	7,955
Initial Cost, Building and Building Improvements	43,178
Gross Amounts, Land and Land Improvements	7,928
Gross Amounts, Building and Building Improvements	43,354
Total	51,282
Accumulated Depreciation	$ (3,902)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Columbus Preferred Portfolio | The Palmer Dadeland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Miami, FL
Encumbrances	$ 259,800
Initial Cost, Land and Land Improvements	56,854
Initial Cost, Building and Building Improvements	304,585
Gross Amounts, Land and Land Improvements	57,577
Gross Amounts, Building and Building Improvements	306,772
Total	364,349
Accumulated Depreciation	$ (30,985)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Columbus Preferred Portfolio | Seven Springs Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Burlington, MA
Encumbrances	$ 117,110
Initial Cost, Land and Land Improvements	27,104
Initial Cost, Building and Building Improvements	164,679
Gross Amounts, Land and Land Improvements	27,134
Gross Amounts, Building and Building Improvements	165,376
Total	192,510
Accumulated Depreciation	$ (16,375)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Columbus Preferred Portfolio | Maison's Landing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Salt Lake City, UT
Encumbrances	$ 102,120
Initial Cost, Land and Land Improvements	14,890
Initial Cost, Building and Building Improvements	152,592
Gross Amounts, Land and Land Improvements	15,233
Gross Amounts, Building and Building Improvements	154,328
Total	169,561
Accumulated Depreciation	$ (17,038)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Columbus Preferred Portfolio | Land and Land Improvements | 5188 Baxter Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (1,253)
Multifamily Properties | Columbus Preferred Portfolio | Land and Land Improvements | 1025 Luxe Avenue
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(27)
Multifamily Properties | Columbus Preferred Portfolio | Land and Land Improvements | The Palmer Dadeland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	723
Multifamily Properties | Columbus Preferred Portfolio | Land and Land Improvements | Seven Springs Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	30
Multifamily Properties | Columbus Preferred Portfolio | Land and Land Improvements | Maison's Landing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	343
Multifamily Properties | Columbus Preferred Portfolio | Building and Building Improvements | 5188 Baxter Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,234
Multifamily Properties | Columbus Preferred Portfolio | Building and Building Improvements | 1025 Luxe Avenue
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	176
Multifamily Properties | Columbus Preferred Portfolio | Building and Building Improvements | The Palmer Dadeland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,187
Multifamily Properties | Columbus Preferred Portfolio | Building and Building Improvements | Seven Springs Apartments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	697
Multifamily Properties | Columbus Preferred Portfolio | Building and Building Improvements | Maison's Landing
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,736
Multifamily Properties | Florida Affordable Housing Portfolio III | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Bradenton, FL
Encumbrances	$ 75,290
Initial Cost, Land and Land Improvements	20,960
Initial Cost, Building and Building Improvements	101,049
Gross Amounts, Land and Land Improvements	21,591
Gross Amounts, Building and Building Improvements	103,235
Total	124,826
Accumulated Depreciation	$ (15,593)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Enclave on Woodbridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Fernandina Beach, FL
Encumbrances	$ 25,690
Initial Cost, Land and Land Improvements	6,407
Initial Cost, Building and Building Improvements	36,228
Gross Amounts, Land and Land Improvements	6,463
Gross Amounts, Building and Building Improvements	37,011
Total	43,474
Accumulated Depreciation	$ (5,544)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Charleston Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Holly Hill, FL
Encumbrances	$ 17,520
Initial Cost, Land and Land Improvements	5,930
Initial Cost, Building and Building Improvements	21,309
Gross Amounts, Land and Land Improvements	6,021
Gross Amounts, Building and Building Improvements	22,244
Total	28,265
Accumulated Depreciation	$ (3,626)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Brookwood Forest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jacksonville, FL
Encumbrances	$ 23,560
Initial Cost, Land and Land Improvements	4,250
Initial Cost, Building and Building Improvements	35,025
Gross Amounts, Land and Land Improvements	4,473
Gross Amounts, Building and Building Improvements	35,973
Total	40,446
Accumulated Depreciation	$ (4,404)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lakeland, FL
Encumbrances	$ 37,080
Initial Cost, Land and Land Improvements	7,112
Initial Cost, Building and Building Improvements	57,801
Gross Amounts, Land and Land Improvements	7,713
Gross Amounts, Building and Building Improvements	58,580
Total	66,293
Accumulated Depreciation	$ (7,927)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Club at Sugar Mill
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Port Orange, FL
Encumbrances	$ 14,260
Initial Cost, Land and Land Improvements	4,449
Initial Cost, Building and Building Improvements	15,946
Gross Amounts, Land and Land Improvements	4,563
Gross Amounts, Building and Building Improvements	16,615
Total	21,178
Accumulated Depreciation	$ (2,678)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Nantucket Cove
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Springhill, FL
Encumbrances	$ 15,800
Initial Cost, Land and Land Improvements	4,592
Initial Cost, Building and Building Improvements	20,167
Gross Amounts, Land and Land Improvements	4,691
Gross Amounts, Building and Building Improvements	20,592
Total	25,283
Accumulated Depreciation	$ (3,495)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Tampa, FL
Encumbrances	$ 73,610
Initial Cost, Land and Land Improvements	26,276
Initial Cost, Building and Building Improvements	96,632
Gross Amounts, Land and Land Improvements	26,897
Gross Amounts, Building and Building Improvements	97,843
Total	124,740
Accumulated Depreciation	$ (14,547)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Savannah Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Tarpon Springs, FL
Encumbrances	$ 12,610
Initial Cost, Land and Land Improvements	5,374
Initial Cost, Building and Building Improvements	9,640
Gross Amounts, Land and Land Improvements	5,503
Gross Amounts, Building and Building Improvements	10,096
Total	15,599
Accumulated Depreciation	$ (2,066)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Nantucket Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Temple Terrace, FL
Encumbrances	$ 15,150
Initial Cost, Land and Land Improvements	6,364
Initial Cost, Building and Building Improvements	18,782
Gross Amounts, Land and Land Improvements	6,511
Gross Amounts, Building and Building Improvements	19,021
Total	25,532
Accumulated Depreciation	$ (2,731)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 631
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Enclave on Woodbridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	56
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Charleston Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	91
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Brookwood Forest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	223
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	601
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Club at Sugar Mill
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	114
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Nantucket Cove
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	99
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	621
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Savannah Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	129
Multifamily Properties | Florida Affordable Housing Portfolio III | Land and Land Improvements | Nantucket Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	147
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,186
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Enclave on Woodbridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	783
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Charleston Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	935
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Brookwood Forest
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	948
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	779
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Club at Sugar Mill
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	669
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Nantucket Cove
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	425
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,211
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Savannah Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	456
Multifamily Properties | Florida Affordable Housing Portfolio III | Building and Building Improvements | Nantucket Bay
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 239
Multifamily Properties | Raleigh Multifamily Portfolio | 2600 Harvest Creek Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Cary, NC
Encumbrances	$ 60,900
Initial Cost, Land and Land Improvements	16,094
Initial Cost, Building and Building Improvements	77,575
Gross Amounts, Land and Land Improvements	16,083
Gross Amounts, Building and Building Improvements	79,158
Total	95,241
Accumulated Depreciation	$ (7,496)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Raleigh Multifamily Portfolio | 5140 Copper Ridge Drive
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Durham, NC
Encumbrances	$ 41,900
Initial Cost, Land and Land Improvements	8,733
Initial Cost, Building and Building Improvements	53,561
Gross Amounts, Land and Land Improvements	8,727
Gross Amounts, Building and Building Improvements	55,045
Total	63,772
Accumulated Depreciation	$ (5,388)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Raleigh Multifamily Portfolio | 1000 Henrico Lane
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Morrisville, NC
Encumbrances	$ 68,600
Initial Cost, Land and Land Improvements	12,383
Initial Cost, Building and Building Improvements	86,037
Gross Amounts, Land and Land Improvements	12,374
Gross Amounts, Building and Building Improvements	87,717
Total	100,091
Accumulated Depreciation	$ (8,162)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Raleigh Multifamily Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Raleigh, NC
Encumbrances	$ 196,000
Initial Cost, Land and Land Improvements	40,491
Initial Cost, Building and Building Improvements	252,991
Gross Amounts, Land and Land Improvements	40,463
Gross Amounts, Building and Building Improvements	260,043
Total	300,506
Accumulated Depreciation	$ (21,174)
Year Acquired	Dec. 31, 2021
Multifamily Properties | Raleigh Multifamily Portfolio | Land and Land Improvements | 2600 Harvest Creek Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (11)
Multifamily Properties | Raleigh Multifamily Portfolio | Land and Land Improvements | 5140 Copper Ridge Drive
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(6)
Multifamily Properties | Raleigh Multifamily Portfolio | Land and Land Improvements | 1000 Henrico Lane
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(9)
Multifamily Properties | Raleigh Multifamily Portfolio | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(28)
Multifamily Properties | Raleigh Multifamily Portfolio | Building and Building Improvements | 2600 Harvest Creek Place
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,583
Multifamily Properties | Raleigh Multifamily Portfolio | Building and Building Improvements | 5140 Copper Ridge Drive
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,484
Multifamily Properties | Raleigh Multifamily Portfolio | Building and Building Improvements | 1000 Henrico Lane
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,680
Multifamily Properties | Raleigh Multifamily Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	7,052
Industrial Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,545,844
Initial Cost, Land and Land Improvements	498,499
Initial Cost, Building and Building Improvements	1,974,502
Gross Amounts, Land and Land Improvements	494,987
Gross Amounts, Building and Building Improvements	1,967,986
Total	2,462,973
Accumulated Depreciation	(201,291)
Industrial Properties | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(3,512)
Industrial Properties | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	56
Industrial Properties | Land and Land Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	287
Industrial Properties | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (6,516)
Industrial Properties | Southwest Light Industrial Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Las Vegas, NV
Encumbrances	$ 58,142
Initial Cost, Land and Land Improvements	23,537
Initial Cost, Building and Building Improvements	54,203
Gross Amounts, Land and Land Improvements	23,593
Gross Amounts, Building and Building Improvements	54,292
Total	77,885
Accumulated Depreciation	$ (6,261)
Year Acquired	Dec. 31, 2021
Industrial Properties | Southwest Light Industrial Portfolio | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Phoenix, AZ
Encumbrances	$ 283,042
Initial Cost, Land and Land Improvements	66,229
Initial Cost, Building and Building Improvements	333,663
Gross Amounts, Land and Land Improvements	66,516
Gross Amounts, Building and Building Improvements	333,912
Total	400,428
Accumulated Depreciation	$ (32,685)
Year Acquired	Dec. 31, 2021
Industrial Properties | Southwest Light Industrial Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 89
Industrial Properties | Southwest Light Industrial Portfolio | Building and Building Improvements | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 249
Industrial Properties | Marshfield Industrial Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Baltimore, MD
Encumbrances	$ 106,698
Initial Cost, Land and Land Improvements	21,720
Initial Cost, Building and Building Improvements	139,433
Gross Amounts, Land and Land Improvements	21,908
Gross Amounts, Building and Building Improvements	139,555
Total	161,463
Accumulated Depreciation	$ (18,109)
Year Acquired	Dec. 31, 2020
Number of properties | Property	4
Industrial Properties | Marshfield Industrial Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 188
Industrial Properties | Marshfield Industrial Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 122
Industrial Properties | Airport Logistics Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Nashville, TN
Encumbrances	$ 35,000
Initial Cost, Land and Land Improvements	7,031
Initial Cost, Building and Building Improvements	53,728
Gross Amounts, Land and Land Improvements	7,032
Gross Amounts, Building and Building Improvements	53,824
Total	60,856
Accumulated Depreciation	$ (7,431)
Year Acquired	Dec. 31, 2020
Number of properties | Property	6
Industrial Properties | Airport Logistics Park | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1
Industrial Properties | Airport Logistics Park | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 96
Industrial Properties | Denver/Boulder Industrial Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Louisville, CO
Encumbrances	$ 268,064
Initial Cost, Land and Land Improvements	67,951
Initial Cost, Building and Building Improvements	311,651
Gross Amounts, Land and Land Improvements	68,158
Gross Amounts, Building and Building Improvements	312,172
Total	380,330
Accumulated Depreciation	$ (36,242)
Year Acquired	Dec. 31, 2021
Number of properties | Property	16
Industrial Properties | Denver/Boulder Industrial Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 207
Industrial Properties | Denver/Boulder Industrial Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 521
Industrial Properties | Reno Logistics Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Sparks, NV
Encumbrances	$ 262,740
Initial Cost, Land and Land Improvements	60,235
Initial Cost, Building and Building Improvements	316,742
Gross Amounts, Land and Land Improvements	60,399
Gross Amounts, Building and Building Improvements	318,282
Total	378,681
Accumulated Depreciation	$ (40,050)
Year Acquired	Dec. 31, 2021
Number of properties | Property	18
Industrial Properties | Reno Logistics Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 164
Industrial Properties | Reno Logistics Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,540
Industrial Properties | American Industrial Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Longwood, FL
Encumbrances	$ 83,700
Initial Cost, Land and Land Improvements	47,553
Initial Cost, Building and Building Improvements	90,772
Gross Amounts, Land and Land Improvements	45,940
Gross Amounts, Building and Building Improvements	88,155
Total	134,095
Accumulated Depreciation	$ (9,956)
Year Acquired	Dec. 31, 2021
Number of properties | Property	25
Industrial Properties | American Industrial Center | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (1,613)
Industrial Properties | American Industrial Center | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (2,617)
Industrial Properties | Middlebrook Crossroads
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Bridgewood, NJ
Encumbrances	$ 66,566
Initial Cost, Land and Land Improvements	49,370
Initial Cost, Building and Building Improvements	62,650
Gross Amounts, Land and Land Improvements	50,056
Gross Amounts, Building and Building Improvements	63,291
Total	113,347
Accumulated Depreciation	$ (6,598)
Year Acquired	Dec. 31, 2022
Number of properties | Property	18
Industrial Properties | Middlebrook Crossroads | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 686
Industrial Properties | Middlebrook Crossroads | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 641
Industrial Properties | Northern Italy Industrial Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Various Provinces, Italy
Encumbrances	$ 40,488
Initial Cost, Land and Land Improvements	14,509
Initial Cost, Building and Building Improvements	65,804
Gross Amounts, Land and Land Improvements	13,832
Gross Amounts, Building and Building Improvements	59,379
Total	73,211
Accumulated Depreciation	$ (5,886)
Year Acquired	Dec. 31, 2021
Number of properties | Property	4
Industrial Properties | Northern Italy Industrial Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (677)
Industrial Properties | Northern Italy Industrial Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (6,425)
Industrial Properties | Norway Logistics Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Oslo, Norway
Encumbrances	$ 45,785
Initial Cost, Land and Land Improvements	31,971
Initial Cost, Building and Building Improvements	63,541
Gross Amounts, Land and Land Improvements	26,505
Gross Amounts, Building and Building Improvements	54,111
Total	80,616
Accumulated Depreciation	$ (3,883)
Year Acquired	Dec. 31, 2022
Number of properties | Property	2
Industrial Properties | Norway Logistics Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (5,466)
Industrial Properties | Norway Logistics Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (9,430)
Industrial Properties | Verona Oppeano
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Oppeano VR, Italy
Encumbrances	$ 145,385
Initial Cost, Land and Land Improvements	47,225
Initial Cost, Building and Building Improvements	243,541
Gross Amounts, Land and Land Improvements	45,829
Gross Amounts, Building and Building Improvements	236,327
Total	282,156
Accumulated Depreciation	$ (15,682)
Year Acquired	Dec. 31, 2022
Number of properties | Property	5
Industrial Properties | Verona Oppeano | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (1,396)
Industrial Properties | Verona Oppeano | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (7,214)
Industrial Properties | Denmark Logistics Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Denmark
Encumbrances	$ 93,868
Initial Cost, Land and Land Improvements	42,311
Initial Cost, Building and Building Improvements	166,314
Gross Amounts, Land and Land Improvements	44,639
Gross Amounts, Building and Building Improvements	175,509
Total	220,148
Accumulated Depreciation	$ (13,451)
Year Acquired	Dec. 31, 2022
Number of properties | Property	10
Industrial Properties | Denmark Logistics Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 2,328
Industrial Properties | Denmark Logistics Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 9,195
Industrial Properties | Belgioioso Logistics
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Greater Milan, Italy
Encumbrances	$ 56,366
Initial Cost, Land and Land Improvements	18,857
Initial Cost, Building and Building Improvements	72,460
Gross Amounts, Land and Land Improvements	20,580
Gross Amounts, Building and Building Improvements	79,177
Total	99,757
Accumulated Depreciation	$ (5,057)
Year Acquired	Dec. 31, 2022
Industrial Properties | Belgioioso Logistics | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,723
Industrial Properties | Belgioioso Logistics | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	6,717
Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,001,788
Initial Cost, Land and Land Improvements	164,074
Initial Cost, Building and Building Improvements	1,316,344
Gross Amounts, Land and Land Improvements	162,014
Gross Amounts, Building and Building Improvements	1,349,011
Total	1,511,025
Accumulated Depreciation	(196,401)
Office Properties | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,060)
Office Properties | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 32,667
Office Properties | Florida Office Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Jacksonville, FL
Encumbrances	$ 121,010
Initial Cost, Land and Land Improvements	53,465
Initial Cost, Building and Building Improvements	153,163
Gross Amounts, Land and Land Improvements	53,469
Gross Amounts, Building and Building Improvements	171,361
Total	224,830
Accumulated Depreciation	$ (38,816)
Year Acquired	Dec. 31, 2019
Number of properties | Property	11
Office Properties | Florida Office Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 4
Office Properties | Florida Office Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 18,198
Office Properties | Columbus Office Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Columbus, OH
Encumbrances	$ 53,024
Initial Cost, Land and Land Improvements	3,013
Initial Cost, Building and Building Improvements	50,064
Gross Amounts, Land and Land Improvements	3,131
Gross Amounts, Building and Building Improvements	53,163
Total	56,294
Accumulated Depreciation	$ (12,085)
Year Acquired	Dec. 31, 2019
Office Properties | Columbus Office Portfolio | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 118
Office Properties | Columbus Office Portfolio | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 3,099
Office Properties | Sixty State Street
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Boston, MA
Encumbrances	$ 418,073
Initial Cost, Building and Building Improvements	478,150
Gross Amounts, Land and Land Improvements	472
Gross Amounts, Building and Building Improvements	503,353
Total	503,825
Accumulated Depreciation	$ (74,230)
Year Acquired	Dec. 31, 2020
Office Properties | Sixty State Street | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 472
Office Properties | Sixty State Street | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 25,203
Office Properties | Nashville Office
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Nashville, TN
Encumbrances	$ 164,152
Initial Cost, Land and Land Improvements	21,647
Initial Cost, Building and Building Improvements	229,183
Gross Amounts, Land and Land Improvements	21,647
Gross Amounts, Building and Building Improvements	230,082
Total	251,729
Accumulated Depreciation	$ (33,986)
Year Acquired	Dec. 31, 2020
Office Properties | Nashville Office | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 899
Office Properties | Stonebridge
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Alpharetta, GA
Encumbrances	$ 64,500
Initial Cost, Land and Land Improvements	15,205
Initial Cost, Building and Building Improvements	101,624
Gross Amounts, Land and Land Improvements	15,205
Gross Amounts, Building and Building Improvements	105,975
Total	121,180
Accumulated Depreciation	$ (17,071)
Year Acquired	Dec. 31, 2021
Number of properties | Property	3
Office Properties | Stonebridge | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 4,351
Office Properties | M Campus
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Meudon, France
Encumbrances	$ 115,792
Initial Cost, Land and Land Improvements	40,964
Initial Cost, Building and Building Improvements	184,078
Gross Amounts, Land and Land Improvements	38,968
Gross Amounts, Building and Building Improvements	164,996
Total	203,964
Accumulated Depreciation	$ (12,585)
Year Acquired	Dec. 31, 2021
Number of properties | Property	2
Office Properties | M Campus | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (1,996)
Office Properties | M Campus | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (19,082)
Office Properties | Barcelona Mediacomplex
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Barcelona, Spain
Encumbrances	$ 65,237
Initial Cost, Land and Land Improvements	29,780
Initial Cost, Building and Building Improvements	120,082
Gross Amounts, Land and Land Improvements	29,122
Gross Amounts, Building and Building Improvements	120,081
Total	149,203
Accumulated Depreciation	$ (7,628)
Year Acquired	Dec. 31, 2022
Office Properties | Barcelona Mediacomplex | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (658)
Office Properties | Barcelona Mediacomplex | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1)
Other Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	688,034
Initial Cost, Land and Land Improvements	302,438
Initial Cost, Building and Building Improvements	772,093
Gross Amounts, Land and Land Improvements	307,012
Gross Amounts, Building and Building Improvements	807,010
Total	1,114,022
Accumulated Depreciation	$ (96,509)
Other Properties | Hyatt Place Boulder
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Boulder, CO
Encumbrances	$ 23,833
Initial Cost, Land and Land Improvements	13,890
Initial Cost, Building and Building Improvements	33,673
Gross Amounts, Land and Land Improvements	13,896
Gross Amounts, Building and Building Improvements	35,993
Total	49,889
Accumulated Depreciation	$ (5,615)
Year Acquired	Dec. 31, 2019
Other Properties | Residence Inn Cleveland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Cleveland, OH
Encumbrances	$ 11,615
Initial Cost, Land and Land Improvements	2,867
Initial Cost, Building and Building Improvements	19,944
Gross Amounts, Land and Land Improvements	3,211
Gross Amounts, Building and Building Improvements	22,882
Total	26,093
Accumulated Depreciation	$ (3,536)
Year Acquired	Dec. 31, 2019
Other Properties | Exchange On Erwin Commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Durham, NC
Encumbrances	$ 24,908
Initial Cost, Land and Land Improvements	13,492
Initial Cost, Building and Building Improvements	20,157
Gross Amounts, Land and Land Improvements	13,493
Gross Amounts, Building and Building Improvements	20,504
Total	33,997
Accumulated Depreciation	$ (4,061)
Year Acquired	Dec. 31, 2019
Number of properties | Property	2
Other Properties | Barlow
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Chevy Chase, MD
Encumbrances	$ 108,160
Initial Cost, Land and Land Improvements	31,902
Initial Cost, Building and Building Improvements	112,291
Gross Amounts, Land and Land Improvements	32,110
Gross Amounts, Building and Building Improvements	117,646
Total	149,756
Accumulated Depreciation	$ (17,159)
Year Acquired	Dec. 31, 2020
Other Properties | Marketplace at the Outlets
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	West Palm Beach, FL
Encumbrances	$ 79,000
Initial Cost, Land and Land Improvements	41,833
Initial Cost, Building and Building Improvements	83,890
Gross Amounts, Land and Land Improvements	41,839
Gross Amounts, Building and Building Improvements	84,685
Total	126,524
Accumulated Depreciation	$ (12,852)
Year Acquired	Dec. 31, 2021
Other Properties | Amherst Single Family Residential Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Various
Encumbrances	$ 239,756
Initial Cost, Land and Land Improvements	126,917
Initial Cost, Building and Building Improvements	202,836
Gross Amounts, Land and Land Improvements	130,012
Gross Amounts, Building and Building Improvements	220,296
Total	350,308
Accumulated Depreciation	$ (27,382)
Other Properties | Amherst Single Family Residential Portfolio | Minimum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Year Acquired	Dec. 31, 2021
Other Properties | Amherst Single Family Residential Portfolio | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Year Acquired	Dec. 31, 2022
Other Properties | Sunbelt Single-Family Rental Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Various
Initial Cost, Land and Land Improvements	$ 2,379
Initial Cost, Building and Building Improvements	6,794
Gross Amounts, Land and Land Improvements	2,379
Gross Amounts, Building and Building Improvements	7,218
Total	9,597
Accumulated Depreciation	$ (1,020)
Year Acquired	Dec. 31, 2021
Other Properties | Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 4,574
Other Properties | Land and Land Improvements | Hyatt Place Boulder
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	6
Other Properties | Land and Land Improvements | Residence Inn Cleveland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	344
Other Properties | Land and Land Improvements | Exchange On Erwin Commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1
Other Properties | Land and Land Improvements | Barlow
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	208
Other Properties | Land and Land Improvements | Marketplace at the Outlets
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	6
Other Properties | Land and Land Improvements | Amherst Single Family Residential Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,095
Other Properties | Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	34,917
Other Properties | Building and Building Improvements | Hyatt Place Boulder
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,320
Other Properties | Building and Building Improvements | Residence Inn Cleveland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,938
Other Properties | Building and Building Improvements | Exchange On Erwin Commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	347
Other Properties | Building and Building Improvements | Barlow
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	5,355
Other Properties | Building and Building Improvements | Marketplace at the Outlets
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	795
Other Properties | Building and Building Improvements | Amherst Single Family Residential Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	17,460
Other Properties | Building and Building Improvements | Sunbelt Single-Family Rental Portfolio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	424
Self-Storage Properties | Various Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Gross Amounts, Land and Land Improvements	$ 7,112
Self-Storage Properties | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	San Antonio, TX
Encumbrances	$ 13,694
Initial Cost, Land and Land Improvements	4,380
Initial Cost, Building and Building Improvements	17,399
Gross Amounts, Land and Land Improvements	2,873
Gross Amounts, Building and Building Improvements	19,039
Total	21,912
Accumulated Depreciation	$ (1,562)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Various Properties (3)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Charlotte, NC
Encumbrances	$ 30,811
Initial Cost, Land and Land Improvements	9,140
Initial Cost, Building and Building Improvements	40,818
Gross Amounts, Building and Building Improvements	46,530
Total	53,642
Accumulated Depreciation	$ (3,608)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Oklahoma City, OK
Encumbrances	$ 19,967
Initial Cost, Land and Land Improvements	4,977
Initial Cost, Building and Building Improvements	27,249
Gross Amounts, Land and Land Improvements	10,639
Gross Amounts, Building and Building Improvements	21,078
Total	31,717
Accumulated Depreciation	$ (2,272)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Alabaster
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Alabaster, AL
Encumbrances	$ 14,861
Initial Cost, Land and Land Improvements	2,313
Initial Cost, Building and Building Improvements	15,843
Gross Amounts, Land and Land Improvements	1,104
Gross Amounts, Building and Building Improvements	17,096
Total	18,200
Accumulated Depreciation	$ (1,338)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | OKC Bethany
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Bethany, OK
Encumbrances	$ 4,160
Initial Cost, Land and Land Improvements	1,688
Initial Cost, Building and Building Improvements	5,486
Gross Amounts, Land and Land Improvements	3,537
Gross Amounts, Building and Building Improvements	4,277
Total	7,814
Accumulated Depreciation	$ (464)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Mountain Brook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Birmingham, AL
Encumbrances	$ 15,056
Initial Cost, Land and Land Improvements	5,723
Initial Cost, Building and Building Improvements	14,463
Gross Amounts, Land and Land Improvements	2,495
Gross Amounts, Building and Building Improvements	17,743
Total	20,238
Accumulated Depreciation	$ (1,456)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Ladson
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Charleston, SC
Encumbrances	$ 7,965
Initial Cost, Land and Land Improvements	2,044
Initial Cost, Building and Building Improvements	7,688
Gross Amounts, Land and Land Improvements	402
Gross Amounts, Building and Building Improvements	9,376
Total	9,778
Accumulated Depreciation	$ (725)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Bryan/College Station
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	College Station, TX
Encumbrances	$ 9,921
Initial Cost, Land and Land Improvements	3,036
Initial Cost, Building and Building Improvements	17,786
Gross Amounts, Land and Land Improvements	2,918
Gross Amounts, Building and Building Improvements	18,156
Total	21,074
Accumulated Depreciation	$ (1,505)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Cornelius
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Cornelius, NC
Encumbrances	$ 8,663
Initial Cost, Land and Land Improvements	3,217
Initial Cost, Building and Building Improvements	13,736
Gross Amounts, Land and Land Improvements	2,945
Gross Amounts, Building and Building Improvements	14,208
Total	17,153
Accumulated Depreciation	$ (1,204)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | OKC Edmond
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Edmond, OK
Encumbrances	$ 4,217
Initial Cost, Land and Land Improvements	2,550
Initial Cost, Building and Building Improvements	5,282
Gross Amounts, Land and Land Improvements	5,343
Gross Amounts, Building and Building Improvements	4,118
Total	9,461
Accumulated Depreciation	$ (464)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Flagler Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Ft Lauderdale, FL
Initial Cost, Land and Land Improvements	$ 6,979
Initial Cost, Building and Building Improvements	34,644
Gross Amounts, Land and Land Improvements	6,987
Gross Amounts, Building and Building Improvements	34,775
Total	41,762
Accumulated Depreciation	$ (2,431)
Year Acquired	Dec. 31, 2022
Self-Storage Properties | Lake Wylie
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Lake Wylie, SC
Encumbrances	$ 7,476
Initial Cost, Land and Land Improvements	2,928
Initial Cost, Building and Building Improvements	5,947
Gross Amounts, Land and Land Improvements	1,862
Gross Amounts, Building and Building Improvements	7,017
Total	8,879
Accumulated Depreciation	$ (580)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | OKC Midwest City
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Midwest City, OK
Encumbrances	$ 7,236
Initial Cost, Land and Land Improvements	1,968
Initial Cost, Building and Building Improvements	9,874
Gross Amounts, Land and Land Improvements	4,122
Gross Amounts, Building and Building Improvements	7,698
Total	11,820
Accumulated Depreciation	$ (813)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Mooresville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Mooresville, NC
Encumbrances	$ 7,825
Initial Cost, Land and Land Improvements	2,602
Initial Cost, Building and Building Improvements	13,388
Gross Amounts, Land and Land Improvements	2,552
Gross Amounts, Building and Building Improvements	13,516
Total	16,068
Accumulated Depreciation	$ (1,115)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Campbell Station
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Nashville, TN
Encumbrances	$ 11,388
Initial Cost, Land and Land Improvements	4,563
Initial Cost, Building and Building Improvements	12,615
Gross Amounts, Land and Land Improvements	5,622
Gross Amounts, Building and Building Improvements	11,555
Total	17,177
Accumulated Depreciation	$ (1,053)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | OKC Norman
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Norman, OK
Encumbrances	$ 6,250
Initial Cost, Land and Land Improvements	1,342
Initial Cost, Building and Building Improvements	8,634
Gross Amounts, Land and Land Improvements	2,811
Gross Amounts, Building and Building Improvements	6,731
Total	9,542
Accumulated Depreciation	$ (697)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | FL Mall
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Orlando, FL
Encumbrances	$ 7,881
Initial Cost, Land and Land Improvements	1,949
Initial Cost, Building and Building Improvements	6,803
Gross Amounts, Land and Land Improvements	1,846
Gross Amounts, Building and Building Improvements	6,993
Total	8,839
Accumulated Depreciation	$ (574)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Rea
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Waxhaw, NC
Encumbrances	$ 15,999
Initial Cost, Land and Land Improvements	4,661
Initial Cost, Building and Building Improvements	24,139
Gross Amounts, Land and Land Improvements	2,773
Gross Amounts, Building and Building Improvements	26,101
Total	28,874
Accumulated Depreciation	$ (2,052)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Highway 78
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location	Wylie, TX
Encumbrances	$ 7,392
Initial Cost, Land and Land Improvements	3,098
Initial Cost, Building and Building Improvements	10,714
Gross Amounts, Land and Land Improvements	2,129
Gross Amounts, Building and Building Improvements	11,779
Total	13,908
Accumulated Depreciation	$ (971)
Year Acquired	Dec. 31, 2021
Self-Storage Properties | Land and Land Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ (1,507)
Self-Storage Properties | Land and Land Improvements | Various Properties (3)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,028)
Self-Storage Properties | Land and Land Improvements | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	5,662
Self-Storage Properties | Land and Land Improvements | Alabaster
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,209)
Self-Storage Properties | Land and Land Improvements | OKC Bethany
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,849
Self-Storage Properties | Land and Land Improvements | Mountain Brook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(3,228)
Self-Storage Properties | Land and Land Improvements | Ladson
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,642)
Self-Storage Properties | Land and Land Improvements | Bryan/College Station
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(118)
Self-Storage Properties | Land and Land Improvements | Cornelius
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(272)
Self-Storage Properties | Land and Land Improvements | OKC Edmond
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,793
Self-Storage Properties | Land and Land Improvements | Flagler Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	8
Self-Storage Properties | Land and Land Improvements | Lake Wylie
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,066)
Self-Storage Properties | Land and Land Improvements | OKC Midwest City
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	2,154
Self-Storage Properties | Land and Land Improvements | Mooresville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(50)
Self-Storage Properties | Land and Land Improvements | Campbell Station
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,059
Self-Storage Properties | Land and Land Improvements | OKC Norman
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,469
Self-Storage Properties | Land and Land Improvements | FL Mall
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(103)
Self-Storage Properties | Land and Land Improvements | Rea
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,888)
Self-Storage Properties | Land and Land Improvements | Highway 78
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(969)
Self-Storage Properties | Building and Building Improvements | Various Properties (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,640
Self-Storage Properties | Building and Building Improvements | Various Properties (3)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	5,712
Self-Storage Properties | Building and Building Improvements | Various Properties (4)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(6,171)
Self-Storage Properties | Building and Building Improvements | Alabaster
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,253
Self-Storage Properties | Building and Building Improvements | OKC Bethany
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,209)
Self-Storage Properties | Building and Building Improvements | Mountain Brook
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	3,280
Self-Storage Properties | Building and Building Improvements | Ladson
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,688
Self-Storage Properties | Building and Building Improvements | Bryan/College Station
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	370
Self-Storage Properties | Building and Building Improvements | Cornelius
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	472
Self-Storage Properties | Building and Building Improvements | OKC Edmond
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,164)
Self-Storage Properties | Building and Building Improvements | Flagler Village
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	131
Self-Storage Properties | Building and Building Improvements | Lake Wylie
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,070
Self-Storage Properties | Building and Building Improvements | OKC Midwest City
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(2,176)
Self-Storage Properties | Building and Building Improvements | Mooresville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	128
Self-Storage Properties | Building and Building Improvements | Campbell Station
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,060)
Self-Storage Properties | Building and Building Improvements | OKC Norman
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	(1,903)
Self-Storage Properties | Building and Building Improvements | FL Mall
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	190
Self-Storage Properties | Building and Building Improvements | Rea
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	1,962
Self-Storage Properties | Building and Building Improvements | Highway 78
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Costs Capitalized Subsequent to Acquisition	$ 1,065